Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	3.375%	5/15/33	3,770	3,689
	United States Treasury Note/Bond	3.875%	5/15/43	410	403
	United States Treasury Note/Bond	3.625%	2/15/53	1,415	1,359
Total U.S. Government and Agency Obligations (Cost $5,442)					5,451
Corporate Bonds (98.4%)
Communications (12.4%)
	Activision Blizzard Inc.	4.500%	6/15/47	1,477	1,325
	Activision Blizzard Inc.	2.500%	9/15/50	4,634	2,916
	Alphabet Inc.	1.900%	8/15/40	4,645	3,170
	Alphabet Inc.	2.050%	8/15/50	7,820	4,799
	Alphabet Inc.	2.250%	8/15/60	6,232	3,703
	America Movil SAB de CV	6.375%	3/1/35	2,765	3,013
	America Movil SAB de CV	6.125%	11/15/37	1,239	1,332
	America Movil SAB de CV	6.125%	3/30/40	7,195	7,657
	America Movil SAB de CV	4.375%	7/16/42	3,179	2,787
	America Movil SAB de CV	4.375%	4/22/49	3,965	3,451
	AT&T Inc.	2.550%	12/1/33	10,276	8,072
	AT&T Inc.	4.500%	5/15/35	9,169	8,447
	AT&T Inc.	5.250%	3/1/37	5,335	5,228
	AT&T Inc.	4.900%	8/15/37	4,807	4,535
	AT&T Inc.	4.850%	3/1/39	4,402	4,046
	AT&T Inc.	5.350%	9/1/40	1,632	1,567
	AT&T Inc.	3.500%	6/1/41	7,794	5,932
	AT&T Inc.	4.300%	12/15/42	6,644	5,579
	AT&T Inc.	3.100%	2/1/43	1,876	1,336
	AT&T Inc.	4.650%	6/1/44	2,115	1,824
	AT&T Inc.	4.350%	6/15/45	3,052	2,519
	AT&T Inc.	4.850%	7/15/45	65	57
	AT&T Inc.	4.750%	5/15/46	9,463	8,229
[1]	AT&T Inc.	5.150%	11/15/46	5,563	5,134
	AT&T Inc.	5.450%	3/1/47	1,006	957
	AT&T Inc.	4.500%	3/9/48	8,846	7,402
	AT&T Inc.	4.550%	3/9/49	6,401	5,345
	AT&T Inc.	5.150%	2/15/50	2,325	2,150
	AT&T Inc.	3.650%	6/1/51	8,041	5,823
	AT&T Inc.	3.500%	9/15/53	22,967	15,947
	AT&T Inc.	3.550%	9/15/55	25,346	17,460
	AT&T Inc.	3.800%	12/1/57	23,991	17,057
	AT&T Inc.	3.650%	9/15/59	17,391	11,912
	AT&T Inc.	3.850%	6/1/60	5,189	3,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.500%	2/1/61	780	535
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	3,300	2,815
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1,732	1,431
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	608	457
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,930	1,316
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,807	1,348
	Charter Communications Operating LLC	6.384%	10/23/35	6,205	6,010
	Charter Communications Operating LLC	5.375%	4/1/38	2,036	1,714
	Charter Communications Operating LLC	3.500%	6/1/41	4,167	2,747
	Charter Communications Operating LLC	3.500%	3/1/42	4,409	2,870
	Charter Communications Operating LLC	6.484%	10/23/45	10,927	9,871
	Charter Communications Operating LLC	5.375%	5/1/47	8,018	6,376
	Charter Communications Operating LLC	5.750%	4/1/48	4,894	4,052
	Charter Communications Operating LLC	5.125%	7/1/49	2,898	2,202
	Charter Communications Operating LLC	4.800%	3/1/50	9,165	6,690
	Charter Communications Operating LLC	3.700%	4/1/51	6,651	4,066
	Charter Communications Operating LLC	3.900%	6/1/52	8,055	5,064
	Charter Communications Operating LLC	5.250%	4/1/53	5,503	4,279
	Charter Communications Operating LLC	6.834%	10/23/55	2,525	2,334
	Charter Communications Operating LLC	3.850%	4/1/61	5,436	3,201
	Charter Communications Operating LLC	4.400%	12/1/61	4,340	2,813
	Charter Communications Operating LLC	3.950%	6/30/62	2,811	1,678
	Charter Communications Operating LLC	5.500%	4/1/63	5,365	4,140
	Comcast Corp.	7.050%	3/15/33	26	31
	Comcast Corp.	4.200%	8/15/34	5,618	5,275
	Comcast Corp.	5.650%	6/15/35	2,658	2,796
	Comcast Corp.	4.400%	8/15/35	3,120	2,947
	Comcast Corp.	6.500%	11/15/35	1,164	1,304
	Comcast Corp.	3.200%	7/15/36	2,312	1,913
	Comcast Corp.	6.450%	3/15/37	433	482
	Comcast Corp.	6.950%	8/15/37	780	905
	Comcast Corp.	3.900%	3/1/38	4,290	3,735
	Comcast Corp.	4.600%	10/15/38	1,924	1,796
	Comcast Corp.	6.550%	7/1/39	2,037	2,277
	Comcast Corp.	3.250%	11/1/39	3,219	2,528
	Comcast Corp.	3.750%	4/1/40	4,996	4,173
	Comcast Corp.	4.650%	7/15/42	2,517	2,312
	Comcast Corp.	4.600%	8/15/45	4,498	4,027
	Comcast Corp.	3.400%	7/15/46	2,856	2,134
	Comcast Corp.	4.000%	8/15/47	4,090	3,360
	Comcast Corp.	3.969%	11/1/47	5,811	4,756
	Comcast Corp.	4.000%	3/1/48	2,757	2,278
	Comcast Corp.	4.700%	10/15/48	4,946	4,564
	Comcast Corp.	3.999%	11/1/49	6,094	4,959
	Comcast Corp.	3.450%	2/1/50	6,194	4,624
	Comcast Corp.	2.800%	1/15/51	5,532	3,619
	Comcast Corp.	2.887%	11/1/51	15,649	10,298
	Comcast Corp.	2.450%	8/15/52	1,419	850
	Comcast Corp.	4.049%	11/1/52	6,280	5,125
	Comcast Corp.	5.350%	5/15/53	5,009	4,977
	Comcast Corp.	2.937%	11/1/56	18,797	12,025
	Comcast Corp.	4.950%	10/15/58	2,911	2,739
	Comcast Corp.	2.650%	8/15/62	3,167	1,847
	Comcast Corp.	2.987%	11/1/63	13,432	8,317
	Comcast Corp.	5.500%	5/15/64	4,382	4,342
	Discovery Communications LLC	5.000%	9/20/37	1,630	1,363
	Discovery Communications LLC	6.350%	6/1/40	1,794	1,698
	Discovery Communications LLC	4.875%	4/1/43	1,748	1,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	5.200%	9/20/47	6,685	5,293
	Discovery Communications LLC	5.300%	5/15/49	2,199	1,747
	Discovery Communications LLC	4.650%	5/15/50	4,320	3,166
	Discovery Communications LLC	4.000%	9/15/55	5,636	3,571
	Electronic Arts Inc.	2.950%	2/15/51	2,362	1,581
	Fox Corp.	5.476%	1/25/39	3,935	3,643
	Fox Corp.	5.576%	1/25/49	4,750	4,288
	Grupo Televisa SAB	6.625%	1/15/40	1,402	1,465
	Grupo Televisa SAB	5.000%	5/13/45	2,445	2,100
	Grupo Televisa SAB	6.125%	1/31/46	3,380	3,369
	Grupo Televisa SAB	5.250%	5/24/49	1,995	1,794
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,060	1,492
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,427	1,321
	Meta Platforms Inc.	4.450%	8/15/52	8,751	7,395
	Meta Platforms Inc.	5.600%	5/15/53	7,826	7,825
	Meta Platforms Inc.	4.650%	8/15/62	4,810	4,086
	Meta Platforms Inc.	5.750%	5/15/63	5,478	5,454
	NBCUniversal Media LLC	6.400%	4/30/40	400	439
	NBCUniversal Media LLC	5.950%	4/1/41	2,723	2,877
	NBCUniversal Media LLC	4.450%	1/15/43	2,181	1,943
	Orange SA	5.375%	1/13/42	2,954	2,934
	Orange SA	5.500%	2/6/44	2,331	2,386
	Paramount Global	6.875%	4/30/36	3,468	3,395
	Paramount Global	5.900%	10/15/40	501	429
	Paramount Global	4.850%	7/1/42	3,407	2,514
	Paramount Global	4.375%	3/15/43	3,335	2,312
	Paramount Global	5.850%	9/1/43	4,964	4,149
	Paramount Global	5.250%	4/1/44	687	524
	Paramount Global	4.900%	8/15/44	696	507
	Paramount Global	4.600%	1/15/45	1,794	1,256
	Paramount Global	4.950%	5/19/50	3,147	2,337
	Rogers Communications Inc.	7.500%	8/15/38	1,618	1,800
[2]	Rogers Communications Inc.	4.500%	3/15/42	2,355	1,954
	Rogers Communications Inc.	4.500%	3/15/43	1,549	1,275
	Rogers Communications Inc.	5.450%	10/1/43	1,850	1,700
	Rogers Communications Inc.	5.000%	3/15/44	2,797	2,492
	Rogers Communications Inc.	4.300%	2/15/48	2,343	1,810
	Rogers Communications Inc.	4.350%	5/1/49	3,827	2,986
	Rogers Communications Inc.	3.700%	11/15/49	3,167	2,219
[2]	Rogers Communications Inc.	4.550%	3/15/52	6,432	5,107
	Telefonica Emisiones SA	7.045%	6/20/36	6,653	7,252
	Telefonica Emisiones SA	4.665%	3/6/38	2,735	2,306
	Telefonica Emisiones SA	5.213%	3/8/47	7,474	6,281
	Telefonica Emisiones SA	4.895%	3/6/48	5,314	4,272
	Telefonica Emisiones SA	5.520%	3/1/49	2,191	1,907
	TELUS Corp.	4.600%	11/16/48	2,324	1,980
	TELUS Corp.	4.300%	6/15/49	1,410	1,139
	Thomson Reuters Corp.	5.500%	8/15/35	1,345	1,346
	Thomson Reuters Corp.	5.850%	4/15/40	1,559	1,555
	Thomson Reuters Corp.	5.650%	11/23/43	848	801
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	3,046	3,377
	Time Warner Cable LLC	6.550%	5/1/37	4,652	4,433
	Time Warner Cable LLC	7.300%	7/1/38	4,784	4,873
	Time Warner Cable LLC	6.750%	6/15/39	2,367	2,238
	Time Warner Cable LLC	5.875%	11/15/40	3,843	3,322
	Time Warner Cable LLC	5.500%	9/1/41	3,868	3,191
	Time Warner Cable LLC	4.500%	9/15/42	6,159	4,555
	T-Mobile USA Inc.	5.050%	7/15/33	8,139	8,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	4.375%	4/15/40	6,539	5,744
	T-Mobile USA Inc.	3.000%	2/15/41	7,019	5,069
	T-Mobile USA Inc.	4.500%	4/15/50	8,849	7,528
	T-Mobile USA Inc.	3.300%	2/15/51	10,059	6,946
	T-Mobile USA Inc.	3.400%	10/15/52	6,831	4,788
	T-Mobile USA Inc.	5.650%	1/15/53	6,970	6,959
	T-Mobile USA Inc.	5.750%	1/15/54	3,913	3,969
	T-Mobile USA Inc.	3.600%	11/15/60	4,685	3,237
	T-Mobile USA Inc.	5.800%	9/15/62	2,712	2,710
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,573	1,408
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,742	1,508
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,331	1,085
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,305	2,849
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,272	891
	Verizon Communications Inc.	4.500%	8/10/33	6,909	6,525
	Verizon Communications Inc.	6.400%	9/15/33	400	428
	Verizon Communications Inc.	4.400%	11/1/34	5,981	5,544
	Verizon Communications Inc.	5.850%	9/15/35	200	207
	Verizon Communications Inc.	4.272%	1/15/36	5,457	4,920
	Verizon Communications Inc.	5.250%	3/16/37	4,627	4,580
	Verizon Communications Inc.	4.812%	3/15/39	7,230	6,709
	Verizon Communications Inc.	2.650%	11/20/40	6,795	4,660
	Verizon Communications Inc.	3.400%	3/22/41	9,651	7,359
	Verizon Communications Inc.	2.850%	9/3/41	4,385	3,078
	Verizon Communications Inc.	4.750%	11/1/41	2,265	2,082
	Verizon Communications Inc.	3.850%	11/1/42	1,393	1,116
	Verizon Communications Inc.	6.550%	9/15/43	2,470	2,723
	Verizon Communications Inc.	4.125%	8/15/46	1,497	1,227
	Verizon Communications Inc.	4.862%	8/21/46	7,796	7,114
	Verizon Communications Inc.	5.500%	3/16/47	1,863	1,853
	Verizon Communications Inc.	4.522%	9/15/48	3,424	2,960
	Verizon Communications Inc.	4.000%	3/22/50	4,609	3,658
	Verizon Communications Inc.	2.875%	11/20/50	9,725	6,198
	Verizon Communications Inc.	3.550%	3/22/51	16,025	11,643
	Verizon Communications Inc.	3.875%	3/1/52	1,573	1,211
	Verizon Communications Inc.	5.012%	8/21/54	3,855	3,555
	Verizon Communications Inc.	4.672%	3/15/55	4,159	3,610
	Verizon Communications Inc.	2.987%	10/30/56	9,536	5,898
	Verizon Communications Inc.	3.000%	11/20/60	5,064	3,096
	Verizon Communications Inc.	3.700%	3/22/61	10,101	7,198
	Vodafone Group plc	6.150%	2/27/37	5,233	5,458
	Vodafone Group plc	4.375%	2/19/43	4,115	3,387
	Vodafone Group plc	5.250%	5/30/48	3,400	3,140
	Vodafone Group plc	4.875%	6/19/49	4,637	3,992
	Vodafone Group plc	4.250%	9/17/50	6,554	5,157
	Vodafone Group plc	5.625%	2/10/53	3,234	3,087
	Vodafone Group plc	5.125%	6/19/59	1,490	1,297
	Vodafone Group plc	5.750%	2/10/63	2,125	2,015
	Walt Disney Co.	6.200%	12/15/34	3,378	3,722
	Walt Disney Co.	6.400%	12/15/35	2,624	2,932
	Walt Disney Co.	6.150%	3/1/37	847	918
	Walt Disney Co.	6.650%	11/15/37	4,796	5,491
	Walt Disney Co.	4.625%	3/23/40	3,252	3,081
	Walt Disney Co.	3.500%	5/13/40	4,850	3,977
	Walt Disney Co.	6.150%	2/15/41	2,002	2,176
	Walt Disney Co.	5.400%	10/1/43	1,060	1,068
	Walt Disney Co.	4.750%	9/15/44	2,089	1,936
	Walt Disney Co.	4.950%	10/15/45	1,671	1,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	7.750%	12/1/45	1,296	1,658
	Walt Disney Co.	4.750%	11/15/46	1,751	1,630
	Walt Disney Co.	2.750%	9/1/49	6,190	4,120
	Walt Disney Co.	4.700%	3/23/50	5,465	5,091
	Walt Disney Co.	3.600%	1/13/51	6,504	5,011
	Walt Disney Co.	3.800%	5/13/60	4,898	3,800
	Warnermedia Holdings Inc.	5.050%	3/15/42	13,284	10,748
	Warnermedia Holdings Inc.	5.141%	3/15/52	19,432	15,176
	Warnermedia Holdings Inc.	5.391%	3/15/62	8,834	6,877
					828,319
Consumer Discretionary (5.8%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,977	1,841
	Alibaba Group Holding Ltd.	4.000%	12/6/37	3,254	2,759
	Alibaba Group Holding Ltd.	2.700%	2/9/41	3,326	2,232
	Alibaba Group Holding Ltd.	4.200%	12/6/47	5,835	4,609
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,660	2,371
	Alibaba Group Holding Ltd.	4.400%	12/6/57	3,396	2,669
	Alibaba Group Holding Ltd.	3.250%	2/9/61	3,245	2,009
	Amazon.com Inc.	4.800%	12/5/34	4,262	4,364
	Amazon.com Inc.	3.875%	8/22/37	7,568	6,941
	Amazon.com Inc.	2.875%	5/12/41	5,242	3,999
	Amazon.com Inc.	4.950%	12/5/44	4,956	5,013
	Amazon.com Inc.	4.050%	8/22/47	9,806	8,679
	Amazon.com Inc.	2.500%	6/3/50	5,815	3,791
	Amazon.com Inc.	3.100%	5/12/51	7,514	5,501
	Amazon.com Inc.	3.950%	4/13/52	10,540	9,016
	Amazon.com Inc.	4.250%	8/22/57	9,006	7,993
	Amazon.com Inc.	2.700%	6/3/60	4,561	2,895
	Amazon.com Inc.	3.250%	5/12/61	5,274	3,739
	Amazon.com Inc.	4.100%	4/13/62	5,971	5,053
[1]	American University	3.672%	4/1/49	1,321	1,051
	Aptiv plc	4.400%	10/1/46	425	324
	Aptiv plc	5.400%	3/15/49	1,518	1,325
	Aptiv plc	3.100%	12/1/51	2,828	1,703
	Aptiv plc	4.150%	5/1/52	4,135	3,042
	BorgWarner Inc.	4.375%	3/15/45	1,463	1,158
[1]	Brown University	2.924%	9/1/50	1,162	833
	Brunswick Corp.	5.100%	4/1/52	1,055	763
[1]	California Endowment	2.498%	4/1/51	960	610
	California Institute of Technology	4.321%	8/1/45	787	717
	California Institute of Technology	4.700%	11/1/11	913	786
	California Institute of Technology	3.650%	9/1/19	1,874	1,270
[1]	Case Western Reserve University	5.405%	6/1/22	1,045	1,008
	Claremont Mckenna College	3.775%	1/1/22	844	579
	Cleveland Clinic Foundation	4.858%	1/1/14	1,090	986
	Darden Restaurants Inc.	4.550%	2/15/48	665	550
	Dick's Sporting Goods Inc.	4.100%	1/15/52	2,410	1,610
[1]	Duke University	2.682%	10/1/44	1,246	916
[1]	Duke University	2.757%	10/1/50	925	640
[1]	Duke University	2.832%	10/1/55	2,544	1,722
	eBay Inc.	4.000%	7/15/42	2,016	1,597
	eBay Inc.	3.650%	5/10/51	3,790	2,711
[1]	Emory University	2.969%	9/1/50	1,300	925
[1]	Ford Foundation	2.415%	6/1/50	350	224
[1]	Ford Foundation	2.815%	6/1/70	3,213	1,933
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,440	1,075
	General Motors Co.	5.000%	4/1/35	2,080	1,871
	General Motors Co.	6.600%	4/1/36	3,461	3,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.150%	4/1/38	2,709	2,396
	General Motors Co.	6.250%	10/2/43	5,877	5,551
	General Motors Co.	5.200%	4/1/45	4,140	3,431
	General Motors Co.	6.750%	4/1/46	3,003	2,976
	General Motors Co.	5.400%	4/1/48	2,506	2,103
	General Motors Co.	5.950%	4/1/49	3,100	2,816
[1]	George Washington University	4.300%	9/15/44	645	575
	George Washington University	4.868%	9/15/45	1,677	1,592
[1]	George Washington University	4.126%	9/15/48	1,165	995
[1]	Georgetown University	4.315%	4/1/49	1,207	1,049
[1]	Georgetown University	2.943%	4/1/50	827	560
	Georgetown University	5.115%	4/1/53	1,000	993
[1]	Georgetown University	5.215%	10/1/18	1,030	944
	Harley-Davidson Inc.	4.625%	7/28/45	670	508
	Hasbro Inc.	6.350%	3/15/40	2,420	2,438
	Hasbro Inc.	5.100%	5/15/44	1,201	1,044
	Home Depot Inc.	5.875%	12/16/36	8,254	9,058
	Home Depot Inc.	3.300%	4/15/40	3,400	2,726
	Home Depot Inc.	5.400%	9/15/40	2,087	2,135
	Home Depot Inc.	5.950%	4/1/41	3,542	3,869
	Home Depot Inc.	4.200%	4/1/43	2,727	2,398
	Home Depot Inc.	4.875%	2/15/44	2,881	2,769
	Home Depot Inc.	4.400%	3/15/45	3,424	3,073
	Home Depot Inc.	4.250%	4/1/46	6,336	5,558
	Home Depot Inc.	3.900%	6/15/47	3,626	3,035
	Home Depot Inc.	4.500%	12/6/48	4,671	4,272
	Home Depot Inc.	3.125%	12/15/49	1,839	1,314
	Home Depot Inc.	3.350%	4/15/50	6,956	5,195
	Home Depot Inc.	2.375%	3/15/51	1,629	992
	Home Depot Inc.	2.750%	9/15/51	859	566
	Home Depot Inc.	3.625%	4/15/52	7,294	5,676
	Home Depot Inc.	4.950%	9/15/52	4,810	4,664
	Home Depot Inc.	3.500%	9/15/56	1,611	1,216
[1]	Howard University	5.209%	10/1/52	901	759
	JD.com Inc.	4.125%	1/14/50	949	741
[1]	Johns Hopkins University	4.083%	7/1/53	1,137	993
[1]	Johns Hopkins University	2.813%	1/1/60	1,025	664
	Lear Corp.	5.250%	5/15/49	1,900	1,646
	Lear Corp.	3.550%	1/15/52	1,020	664
	Leggett & Platt Inc.	3.500%	11/15/51	1,670	1,195
	Leland Stanford Junior University	3.647%	5/1/48	2,062	1,747
	Leland Stanford Junior University	2.413%	6/1/50	2,050	1,336
	Lowe's Cos. Inc.	5.000%	4/15/33	3,375	3,335
	Lowe's Cos. Inc.	5.150%	7/1/33	3,085	3,077
	Lowe's Cos. Inc.	5.500%	10/15/35	1,220	1,233
	Lowe's Cos. Inc.	5.000%	4/15/40	1,184	1,090
	Lowe's Cos. Inc.	2.800%	9/15/41	3,090	2,120
	Lowe's Cos. Inc.	4.650%	4/15/42	762	669
	Lowe's Cos. Inc.	4.250%	9/15/44	347	272
	Lowe's Cos. Inc.	4.375%	9/15/45	1,250	1,035
	Lowe's Cos. Inc.	3.700%	4/15/46	4,145	3,122
	Lowe's Cos. Inc.	4.050%	5/3/47	3,312	2,607
	Lowe's Cos. Inc.	4.550%	4/5/49	2,850	2,369
	Lowe's Cos. Inc.	5.125%	4/15/50	2,205	2,039
	Lowe's Cos. Inc.	3.000%	10/15/50	2,598	1,669
	Lowe's Cos. Inc.	3.500%	4/1/51	1,111	766
	Lowe's Cos. Inc.	4.250%	4/1/52	4,536	3,623
	Lowe's Cos. Inc.	5.625%	4/15/53	4,906	4,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	5.750%	7/1/53	2,015	1,997
	Lowe's Cos. Inc.	4.450%	4/1/62	1,138	894
	Lowe's Cos. Inc.	5.800%	9/15/62	5,996	5,795
	Lowe's Cos. Inc.	5.850%	4/1/63	2,337	2,272
[1]	Marriott International Inc.	2.750%	10/15/33	2,806	2,233
	Masco Corp.	4.500%	5/15/47	1,353	1,082
	Masco Corp.	3.125%	2/15/51	934	584
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,335	1,239
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	1,772	1,321
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	737	463
	Massachusetts Institute of Technology	3.067%	4/1/52	2,550	1,897
	Massachusetts Institute of Technology	5.600%	7/1/11	3,061	3,395
	Massachusetts Institute of Technology	4.678%	7/1/14	1,188	1,086
	Massachusetts Institute of Technology	3.885%	7/1/16	1,645	1,259
[1]	McDonald's Corp.	4.700%	12/9/35	2,649	2,581
[1]	McDonald's Corp.	6.300%	10/15/37	1,325	1,473
[1]	McDonald's Corp.	6.300%	3/1/38	903	1,002
[1]	McDonald's Corp.	5.700%	2/1/39	1,729	1,785
[1]	McDonald's Corp.	4.875%	7/15/40	907	868
[1]	McDonald's Corp.	3.700%	2/15/42	1,672	1,346
[1]	McDonald's Corp.	3.625%	5/1/43	1,943	1,538
[1]	McDonald's Corp.	4.600%	5/26/45	2,118	1,896
[1]	McDonald's Corp.	4.875%	12/9/45	6,079	5,725
[1]	McDonald's Corp.	4.450%	3/1/47	3,527	3,113
[1]	McDonald's Corp.	4.450%	9/1/48	1,721	1,520
[1]	McDonald's Corp.	3.625%	9/1/49	5,914	4,545
[1]	McDonald's Corp.	4.200%	4/1/50	2,083	1,763
[1]	McDonald's Corp.	5.150%	9/9/52	3,224	3,154
	MDC Holdings Inc.	6.000%	1/15/43	2,374	2,084
	NIKE Inc.	3.250%	3/27/40	2,803	2,293
	NIKE Inc.	3.625%	5/1/43	715	588
	NIKE Inc.	3.875%	11/1/45	2,638	2,295
	NIKE Inc.	3.375%	11/1/46	1,245	993
	NIKE Inc.	3.375%	3/27/50	5,085	4,049
[1]	Northeastern University	2.894%	10/1/50	740	502
[1]	Northwestern University	4.643%	12/1/44	1,655	1,602
[1]	Northwestern University	2.640%	12/1/50	815	545
[1]	Northwestern University	3.662%	12/1/57	1,251	992
	Owens Corning	7.000%	12/1/36	977	1,080
	Owens Corning	4.300%	7/15/47	1,362	1,113
	Owens Corning	4.400%	1/30/48	1,813	1,485
	President & Fellows of Harvard College	4.875%	10/15/40	466	471
	President & Fellows of Harvard College	3.150%	7/15/46	1,615	1,247
	President & Fellows of Harvard College	2.517%	10/15/50	1,345	906
	President & Fellows of Harvard College	3.745%	11/15/52	1,955	1,659
	President & Fellows of Harvard College	3.300%	7/15/56	1,726	1,312
	PulteGroup Inc.	6.000%	2/15/35	890	908
[1]	Rockefeller Foundation	2.492%	10/1/50	2,120	1,364
	Snap-on Inc.	4.100%	3/1/48	783	679
	Snap-on Inc.	3.100%	5/1/50	1,615	1,186
	Stanley Black & Decker Inc.	5.200%	9/1/40	409	371
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,648	1,374
	Stanley Black & Decker Inc.	2.750%	11/15/50	3,116	1,807
	Starbucks Corp.	4.300%	6/15/45	777	671
	Starbucks Corp.	3.750%	12/1/47	2,557	1,996
	Starbucks Corp.	4.500%	11/15/48	3,137	2,757
	Starbucks Corp.	4.450%	8/15/49	3,087	2,697
	Starbucks Corp.	3.350%	3/12/50	2,063	1,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	3.500%	11/15/50	2,770	2,072
	Thomas Jefferson University	3.847%	11/1/57	1,673	1,211
	TJX Cos. Inc.	4.500%	4/15/50	789	725
[1]	Trustees of Boston College	3.129%	7/1/52	787	568
[1]	Trustees of Boston University	4.061%	10/1/48	818	711
	Trustees of Princeton University	5.700%	3/1/39	1,545	1,706
[1]	Trustees of Princeton University	2.516%	7/1/50	964	639
	Trustees of Princeton University	4.201%	3/1/52	1,119	1,040
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,368	872
	Trustees of the University of Pennsylvania	4.674%	9/1/12	474	423
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,316	909
[1]	University of Chicago	2.761%	4/1/45	1,000	772
[1]	University of Chicago	2.547%	4/1/50	1,555	1,047
	University of Chicago	3.000%	10/1/52	1,589	1,142
[1]	University of Chicago	4.003%	10/1/53	590	498
[1]	University of Miami	4.063%	4/1/52	1,355	1,135
[1]	University of Notre Dame du Lac	3.438%	2/15/45	873	696
[1]	University of Notre Dame du Lac	3.394%	2/15/48	1,864	1,515
[1]	University of Southern California	3.028%	10/1/39	2,905	2,346
[1]	University of Southern California	3.841%	10/1/47	483	416
	University of Southern California	2.805%	10/1/50	1,033	709
[1]	University of Southern California	2.945%	10/1/51	1,518	1,070
	University of Southern California	5.250%	10/1/11	994	995
[1]	University of Southern California	3.226%	10/1/20	1,075	672
[1]	Washington University	3.524%	4/15/54	1,795	1,414
	Washington University	4.349%	4/15/22	1,465	1,198
	Whirlpool Corp.	4.500%	6/1/46	687	549
	Whirlpool Corp.	4.600%	5/15/50	2,465	1,997
[1]	William Marsh Rice University	3.574%	5/15/45	1,515	1,269
[1]	William Marsh Rice University	3.774%	5/15/55	938	785
[1]	Yale University	2.402%	4/15/50	2,254	1,472
					385,866
Consumer Staples (7.7%)
	Altria Group Inc.	5.800%	2/14/39	5,719	5,535
	Altria Group Inc.	3.400%	2/4/41	2,165	1,484
	Altria Group Inc.	4.250%	8/9/42	767	590
	Altria Group Inc.	4.500%	5/2/43	4,581	3,584
	Altria Group Inc.	5.375%	1/31/44	3,095	2,865
	Altria Group Inc.	3.875%	9/16/46	6,505	4,521
	Altria Group Inc.	5.950%	2/14/49	8,185	7,555
	Altria Group Inc.	4.450%	5/6/50	2,448	1,774
	Altria Group Inc.	3.700%	2/4/51	3,533	2,289
	Altria Group Inc.	6.200%	2/14/59	360	342
	Altria Group Inc.	4.000%	2/4/61	3,340	2,276
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	16,886	16,540
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	30,741	29,183
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	2,592	2,526
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,309	3,053
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	5,538	5,223
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,350	1,454
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,850	5,485
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,010	5,224
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,573	5,788
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,781	3,530
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	3,624	3,325
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,451	2,376
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	7,947	7,304
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,204	3,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	12,094	12,644
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	4,497	4,069
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,126	3,788
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	5,268	5,671
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	804	719
	Archer-Daniels-Midland Co.	5.935%	10/1/32	440	478
	Archer-Daniels-Midland Co.	4.500%	8/15/33	1,500	1,472
	Archer-Daniels-Midland Co.	5.375%	9/15/35	903	957
	Archer-Daniels-Midland Co.	3.750%	9/15/47	827	682
	Archer-Daniels-Midland Co.	4.500%	3/15/49	3,543	3,264
	Archer-Daniels-Midland Co.	2.700%	9/15/51	2,282	1,521
	BAT Capital Corp.	4.390%	8/15/37	7,546	5,961
	BAT Capital Corp.	3.734%	9/25/40	2,088	1,456
	BAT Capital Corp.	4.540%	8/15/47	6,300	4,518
	BAT Capital Corp.	4.758%	9/6/49	3,514	2,598
	BAT Capital Corp.	5.282%	4/2/50	3,846	3,105
	BAT Capital Corp.	3.984%	9/25/50	3,104	2,042
	BAT Capital Corp.	5.650%	3/16/52	1,320	1,130
	Brown-Forman Corp.	4.000%	4/15/38	963	854
	Brown-Forman Corp.	4.500%	7/15/45	1,386	1,266
	Campbell Soup Co.	4.800%	3/15/48	2,109	1,889
	Campbell Soup Co.	3.125%	4/24/50	2,079	1,424
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,223	994
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,605	1,545
	Coca-Cola Co.	2.500%	6/1/40	3,581	2,676
	Coca-Cola Co.	2.875%	5/5/41	2,931	2,282
	Coca-Cola Co.	4.200%	3/25/50	2,368	2,192
	Coca-Cola Co.	2.600%	6/1/50	3,493	2,417
	Coca-Cola Co.	3.000%	3/5/51	4,235	3,165
	Coca-Cola Co.	2.500%	3/15/51	4,785	3,218
	Coca-Cola Co.	2.750%	6/1/60	3,300	2,249
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,435	1,440
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	2,889	2,615
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	1,665	1,446
	Conagra Brands Inc.	5.300%	11/1/38	4,531	4,331
	Conagra Brands Inc.	5.400%	11/1/48	2,574	2,394
	Constellation Brands Inc.	4.500%	5/9/47	1,172	997
	Constellation Brands Inc.	4.100%	2/15/48	2,547	2,041
	Constellation Brands Inc.	5.250%	11/15/48	3,189	2,993
	Constellation Brands Inc.	3.750%	5/1/50	1,425	1,092
	Delhaize America LLC	9.000%	4/15/31	110	133
	Diageo Capital plc	5.875%	9/30/36	744	810
	Diageo Capital plc	3.875%	4/29/43	3,256	2,761
	Diageo Investment Corp.	7.450%	4/15/35	1,989	2,423
	Diageo Investment Corp.	4.250%	5/11/42	437	396
	Dollar General Corp.	4.125%	4/3/50	3,342	2,624
	Dollar Tree Inc.	3.375%	12/1/51	1,330	897
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,077	1,191
	Estee Lauder Cos. Inc.	4.375%	6/15/45	2,558	2,278
	Estee Lauder Cos. Inc.	4.150%	3/15/47	512	446
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,440	1,774
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,250	1,250
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	7,384	5,618
	General Mills Inc.	5.400%	6/15/40	1,193	1,195
	General Mills Inc.	4.700%	4/17/48	400	370
	General Mills Inc.	3.000%	2/1/51	3,411	2,374
	Haleon US Capital LLC	4.000%	3/24/52	3,195	2,589
	Hershey Co.	3.375%	8/15/46	1,828	1,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	3.125%	11/15/49	1,841	1,353
	Hormel Foods Corp.	3.050%	6/3/51	1,371	959
	Ingredion Inc.	3.900%	6/1/50	1,231	904
	J M Smucker Co.	4.250%	3/15/35	1,976	1,807
	J M Smucker Co.	2.750%	9/15/41	595	419
	J M Smucker Co.	3.550%	3/15/50	575	416
[2]	JBS USA LUX SA	4.375%	2/2/52	3,435	2,303
[2]	JBS USA LUX SA	6.500%	12/1/52	3,690	3,330
	Kellogg Co.	4.500%	4/1/46	1,441	1,273
[2]	Kenvue Inc.	5.100%	3/22/43	2,475	2,486
[2]	Kenvue Inc.	5.050%	3/22/53	4,950	4,985
[2]	Kenvue Inc.	5.200%	3/22/63	2,550	2,558
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,372	2,062
	Keurig Dr Pepper Inc.	4.420%	12/15/46	2,854	2,418
	Keurig Dr Pepper Inc.	3.800%	5/1/50	2,355	1,810
	Keurig Dr Pepper Inc.	3.350%	3/15/51	2,132	1,483
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,984	2,575
	Kimberly-Clark Corp.	6.625%	8/1/37	3,171	3,779
	Kimberly-Clark Corp.	5.300%	3/1/41	612	634
	Kimberly-Clark Corp.	3.200%	7/30/46	1,230	923
	Kimberly-Clark Corp.	3.900%	5/4/47	1,205	1,019
	Kimberly-Clark Corp.	2.875%	2/7/50	609	434
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	1,062	1,081
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,310	2,280
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,168	2,430
	Kraft Heinz Foods Co.	6.500%	2/9/40	3,120	3,330
	Kraft Heinz Foods Co.	5.000%	6/4/42	4,428	4,116
	Kraft Heinz Foods Co.	5.200%	7/15/45	4,676	4,417
	Kraft Heinz Foods Co.	4.375%	6/1/46	8,686	7,305
	Kraft Heinz Foods Co.	4.875%	10/1/49	5,193	4,680
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,596	2,557
	Kroger Co.	6.900%	4/15/38	1,556	1,746
	Kroger Co.	5.400%	7/15/40	578	557
	Kroger Co.	5.000%	4/15/42	1,018	929
	Kroger Co.	5.150%	8/1/43	3,091	2,847
	Kroger Co.	3.875%	10/15/46	865	662
	Kroger Co.	4.450%	2/1/47	3,355	2,884
	Kroger Co.	4.650%	1/15/48	2,759	2,402
	Kroger Co.	3.950%	1/15/50	2,777	2,198
	McCormick & Co. Inc.	4.200%	8/15/47	800	659
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,490	1,551
	Molson Coors Beverage Co.	5.000%	5/1/42	5,164	4,779
	Molson Coors Beverage Co.	4.200%	7/15/46	4,643	3,744
	Mondelez International Inc.	2.625%	9/4/50	3,150	2,018
	PepsiCo Inc.	3.500%	3/19/40	654	550
	PepsiCo Inc.	2.625%	10/21/41	4,201	3,154
	PepsiCo Inc.	4.000%	3/5/42	1,728	1,551
	PepsiCo Inc.	3.600%	8/13/42	1,290	1,088
	PepsiCo Inc.	4.250%	10/22/44	1,056	963
	PepsiCo Inc.	4.450%	4/14/46	4,004	3,843
	PepsiCo Inc.	3.450%	10/6/46	2,741	2,237
	PepsiCo Inc.	4.000%	5/2/47	1,780	1,625
	PepsiCo Inc.	3.375%	7/29/49	3,215	2,595
	PepsiCo Inc.	2.875%	10/15/49	4,089	3,013
	PepsiCo Inc.	3.625%	3/19/50	3,711	3,101
	PepsiCo Inc.	2.750%	10/21/51	2,425	1,722
	PepsiCo Inc.	4.200%	7/18/52	1,691	1,560
	PepsiCo Inc.	4.650%	2/15/53	888	883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.875%	3/19/60	1,625	1,382
	Philip Morris International Inc.	6.375%	5/16/38	6,144	6,563
	Philip Morris International Inc.	4.375%	11/15/41	1,769	1,484
	Philip Morris International Inc.	4.500%	3/20/42	2,105	1,787
	Philip Morris International Inc.	3.875%	8/21/42	1,310	1,012
	Philip Morris International Inc.	4.125%	3/4/43	5,605	4,446
	Philip Morris International Inc.	4.875%	11/15/43	4,401	3,863
	Philip Morris International Inc.	4.250%	11/10/44	2,045	1,648
	Pilgrim's Pride Corp.	6.250%	7/1/33	3,000	2,923
	Procter & Gamble Co.	5.800%	8/15/34	554	629
	Procter & Gamble Co.	5.550%	3/5/37	1,830	2,048
	Procter & Gamble Co.	3.550%	3/25/40	1,440	1,261
	Procter & Gamble Co.	3.500%	10/25/47	688	575
	Procter & Gamble Co.	3.600%	3/25/50	2,135	1,798
	Reynolds American Inc.	5.700%	8/15/35	4,104	3,844
	Reynolds American Inc.	7.250%	6/15/37	2,185	2,292
	Reynolds American Inc.	6.150%	9/15/43	1,045	995
	Reynolds American Inc.	5.850%	8/15/45	6,251	5,462
	Sysco Corp.	5.375%	9/21/35	571	575
	Sysco Corp.	6.600%	4/1/40	2,630	2,843
	Sysco Corp.	4.850%	10/1/45	1,389	1,229
	Sysco Corp.	4.500%	4/1/46	1,046	885
	Sysco Corp.	4.450%	3/15/48	2,555	2,162
	Sysco Corp.	3.300%	2/15/50	478	334
	Sysco Corp.	6.600%	4/1/50	3,290	3,661
	Sysco Corp.	3.150%	12/14/51	4,530	3,066
	Target Corp.	6.500%	10/15/37	804	923
	Target Corp.	7.000%	1/15/38	2,014	2,416
	Target Corp.	4.000%	7/1/42	1,415	1,260
	Target Corp.	3.625%	4/15/46	2,301	1,857
	Target Corp.	3.900%	11/15/47	877	735
	Target Corp.	2.950%	1/15/52	3,543	2,459
	Target Corp.	4.800%	1/15/53	4,580	4,306
	Tyson Foods Inc.	4.875%	8/15/34	1,103	1,067
	Tyson Foods Inc.	5.150%	8/15/44	1,235	1,106
	Tyson Foods Inc.	4.550%	6/2/47	1,659	1,359
	Tyson Foods Inc.	5.100%	9/28/48	5,760	5,210
[1]	Unilever Capital Corp.	2.625%	8/12/51	435	293
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,963	1,635
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	3,232	2,349
	Walmart Inc.	5.250%	9/1/35	3,971	4,281
	Walmart Inc.	6.200%	4/15/38	2,109	2,441
	Walmart Inc.	3.950%	6/28/38	2,225	2,055
	Walmart Inc.	5.625%	4/1/40	2,821	3,080
	Walmart Inc.	5.000%	10/25/40	1,763	1,784
	Walmart Inc.	5.625%	4/15/41	2,268	2,479
	Walmart Inc.	2.500%	9/22/41	3,325	2,442
	Walmart Inc.	4.000%	4/11/43	2,582	2,308
	Walmart Inc.	3.625%	12/15/47	1,447	1,208
	Walmart Inc.	4.050%	6/29/48	4,672	4,256
	Walmart Inc.	2.950%	9/24/49	1,523	1,118
	Walmart Inc.	2.650%	9/22/51	2,528	1,765
	Walmart Inc.	4.500%	9/9/52	4,830	4,625
	Walmart Inc.	4.500%	4/15/53	6,220	5,957
					512,251
Energy (8.8%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	3,949	3,744
	Baker Hughes Holdings LLC	4.080%	12/15/47	3,564	2,795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	4.893%	9/11/33	3,993	3,967
	BP Capital Markets America Inc.	3.060%	6/17/41	4,525	3,365
	BP Capital Markets America Inc.	3.000%	2/24/50	8,690	5,916
	BP Capital Markets America Inc.	2.772%	11/10/50	6,221	4,038
	BP Capital Markets America Inc.	2.939%	6/4/51	7,188	4,800
	BP Capital Markets America Inc.	3.001%	3/17/52	5,142	3,457
	BP Capital Markets America Inc.	3.379%	2/8/61	4,522	3,143
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,460	1,510
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,529	1,495
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,409	1,447
	Canadian Natural Resources Ltd.	6.250%	3/15/38	3,030	3,101
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,825	1,906
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,884	1,644
	Cenovus Energy Inc.	5.250%	6/15/37	1,295	1,204
	Cenovus Energy Inc.	6.800%	9/15/37	2,058	2,145
	Cenovus Energy Inc.	6.750%	11/15/39	1,386	1,452
	Cenovus Energy Inc.	5.400%	6/15/47	3,598	3,230
	Cenovus Energy Inc.	3.750%	2/15/52	2,383	1,651
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,389	1,892
	Chevron Corp.	3.078%	5/11/50	3,625	2,671
	Chevron USA Inc.	5.250%	11/15/43	1,964	1,999
	Chevron USA Inc.	2.343%	8/12/50	2,083	1,309
	Columbia Pipeline Group Inc.	5.800%	6/1/45	803	792
	ConocoPhillips	5.900%	5/15/38	2,825	3,004
	ConocoPhillips	6.500%	2/1/39	3,024	3,450
	ConocoPhillips	4.875%	10/1/47	907	863
	ConocoPhillips Co.	3.758%	3/15/42	4,481	3,714
	ConocoPhillips Co.	4.300%	11/15/44	2,544	2,226
	ConocoPhillips Co.	3.800%	3/15/52	4,070	3,247
	ConocoPhillips Co.	5.300%	5/15/53	1,870	1,865
	ConocoPhillips Co.	4.025%	3/15/62	6,918	5,500
	Continental Resources Inc.	4.900%	6/1/44	1,549	1,162
	DCP Midstream Operating LP	5.600%	4/1/44	845	782
	Devon Energy Corp.	5.600%	7/15/41	3,499	3,248
	Devon Energy Corp.	4.750%	5/15/42	1,777	1,487
	Devon Energy Corp.	5.000%	6/15/45	3,165	2,706
	Diamondback Energy Inc.	4.400%	3/24/51	1,742	1,352
	Diamondback Energy Inc.	4.250%	3/15/52	3,175	2,400
	Diamondback Energy Inc.	6.250%	3/15/53	1,590	1,598
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	995	874
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	531
[1]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	825	600
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,266	1,442
	Enbridge Energy Partners LP	5.500%	9/15/40	2,158	2,031
	Enbridge Energy Partners LP	7.375%	10/15/45	1,631	1,870
	Enbridge Inc.	2.500%	8/1/33	3,371	2,633
	Enbridge Inc.	4.500%	6/10/44	1,359	1,109
	Enbridge Inc.	5.500%	12/1/46	2,272	2,144
	Enbridge Inc.	4.000%	11/15/49	1,655	1,249
	Enbridge Inc.	3.400%	8/1/51	2,376	1,605
	Energy Transfer LP	4.900%	3/15/35	2,038	1,864
	Energy Transfer LP	6.625%	10/15/36	2,700	2,770
[1]	Energy Transfer LP	5.800%	6/15/38	522	495
	Energy Transfer LP	7.500%	7/1/38	1,064	1,163
	Energy Transfer LP	6.050%	6/1/41	1,564	1,500
	Energy Transfer LP	6.500%	2/1/42	4,100	4,092
	Energy Transfer LP	6.100%	2/15/42	964	916
	Energy Transfer LP	4.950%	1/15/43	2,098	1,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.150%	2/1/43	3,910	3,285
	Energy Transfer LP	5.950%	10/1/43	3,118	2,872
	Energy Transfer LP	5.300%	4/1/44	1,578	1,331
	Energy Transfer LP	5.000%	5/15/44	505	418
	Energy Transfer LP	5.150%	3/15/45	4,599	3,861
	Energy Transfer LP	5.350%	5/15/45	2,265	1,931
	Energy Transfer LP	6.125%	12/15/45	5,226	4,873
	Energy Transfer LP	5.300%	4/15/47	3,328	2,821
	Energy Transfer LP	5.400%	10/1/47	2,413	2,068
	Energy Transfer LP	6.000%	6/15/48	3,470	3,186
	Energy Transfer LP	6.250%	4/15/49	3,567	3,397
	Energy Transfer LP	5.000%	5/15/50	4,156	3,404
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	937	1,024
	Enterprise Products Operating LLC	7.550%	4/15/38	1,638	1,891
	Enterprise Products Operating LLC	6.125%	10/15/39	3,066	3,221
	Enterprise Products Operating LLC	6.450%	9/1/40	1,055	1,126
	Enterprise Products Operating LLC	5.950%	2/1/41	3,713	3,811
	Enterprise Products Operating LLC	5.700%	2/15/42	635	629
	Enterprise Products Operating LLC	4.850%	8/15/42	3,476	3,137
	Enterprise Products Operating LLC	4.450%	2/15/43	4,680	4,019
	Enterprise Products Operating LLC	4.850%	3/15/44	4,190	3,765
	Enterprise Products Operating LLC	5.100%	2/15/45	4,804	4,456
	Enterprise Products Operating LLC	4.250%	2/15/48	1,782	1,469
	Enterprise Products Operating LLC	4.800%	2/1/49	5,681	5,074
	Enterprise Products Operating LLC	4.200%	1/31/50	5,244	4,250
	Enterprise Products Operating LLC	3.700%	1/31/51	1,873	1,397
	Enterprise Products Operating LLC	3.200%	2/15/52	2,141	1,462
	Enterprise Products Operating LLC	3.300%	2/15/53	4,077	2,845
	Enterprise Products Operating LLC	4.950%	10/15/54	3,049	2,699
	Enterprise Products Operating LLC	3.950%	1/31/60	925	692
	EOG Resources Inc.	3.900%	4/1/35	2,287	2,064
	EOG Resources Inc.	4.950%	4/15/50	2,497	2,414
	Exxon Mobil Corp.	2.995%	8/16/39	2,348	1,836
	Exxon Mobil Corp.	4.227%	3/19/40	5,363	4,910
	Exxon Mobil Corp.	3.567%	3/6/45	4,103	3,302
	Exxon Mobil Corp.	4.114%	3/1/46	7,227	6,288
	Exxon Mobil Corp.	3.095%	8/16/49	5,097	3,678
	Exxon Mobil Corp.	4.327%	3/19/50	10,460	9,335
	Exxon Mobil Corp.	3.452%	4/15/51	7,407	5,687
	Halliburton Co.	4.850%	11/15/35	5,309	5,022
	Halliburton Co.	6.700%	9/15/38	1,140	1,250
	Halliburton Co.	7.450%	9/15/39	1,639	1,869
	Halliburton Co.	4.500%	11/15/41	2,469	2,057
	Halliburton Co.	4.750%	8/1/43	3,690	3,163
	Halliburton Co.	5.000%	11/15/45	6,609	5,867
	Hess Corp.	6.000%	1/15/40	917	902
	Hess Corp.	5.600%	2/15/41	3,127	2,945
	Hess Corp.	5.800%	4/1/47	3,144	3,011
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	571	625
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,670	1,658
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,488	1,534
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,671	3,966
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,745	1,786
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	2,033	2,055
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	2,261	2,511
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	835	768
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,150	1,818
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,839	1,517

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Energy Partners LP	5.000%	3/1/43	2,163	1,834
Kinder Morgan Energy Partners LP	5.500%	3/1/44	3,516	3,160
Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,059	2,708
Kinder Morgan Inc.	5.200%	6/1/33	2,045	1,974
Kinder Morgan Inc.	5.300%	12/1/34	4,424	4,249
Kinder Morgan Inc.	5.550%	6/1/45	4,168	3,783
Kinder Morgan Inc.	5.050%	2/15/46	1,218	1,027
Kinder Morgan Inc.	5.200%	3/1/48	1,666	1,432
Kinder Morgan Inc.	3.250%	8/1/50	2,523	1,581
Kinder Morgan Inc.	3.600%	2/15/51	2,799	1,882
Kinder Morgan Inc.	5.450%	8/1/52	2,700	2,397
Magellan Midstream Partners LP	5.150%	10/15/43	1,830	1,539
Magellan Midstream Partners LP	4.250%	9/15/46	665	482
Magellan Midstream Partners LP	4.200%	10/3/47	1,592	1,159
Magellan Midstream Partners LP	4.850%	2/1/49	1,709	1,372
Magellan Midstream Partners LP	3.950%	3/1/50	2,783	1,958
Marathon Oil Corp.	6.600%	10/1/37	2,350	2,351
Marathon Oil Corp.	5.200%	6/1/45	2,119	1,776
Marathon Petroleum Corp.	6.500%	3/1/41	2,870	2,920
Marathon Petroleum Corp.	4.750%	9/15/44	4,154	3,418
Marathon Petroleum Corp.	4.500%	4/1/48	1,072	830
Marathon Petroleum Corp.	5.000%	9/15/54	1,583	1,272
MPLX LP	4.500%	4/15/38	3,576	3,084
MPLX LP	5.200%	3/1/47	3,253	2,802
MPLX LP	5.200%	12/1/47	3,003	2,569
MPLX LP	4.700%	4/15/48	4,628	3,712
MPLX LP	5.500%	2/15/49	6,788	6,046
MPLX LP	4.950%	3/14/52	2,341	1,932
MPLX LP	5.650%	3/1/53	1,393	1,273
MPLX LP	4.900%	4/15/58	1,904	1,521
NOV Inc.	3.950%	12/1/42	3,356	2,426
Occidental Petroleum Corp.	6.450%	9/15/36	5,351	5,434
Occidental Petroleum Corp.	7.950%	6/15/39	760	848
Occidental Petroleum Corp.	6.200%	3/15/40	2,266	2,213
Occidental Petroleum Corp.	6.600%	3/15/46	3,488	3,558
Occidental Petroleum Corp.	4.400%	4/15/46	1,325	1,004
Occidental Petroleum Corp.	4.200%	3/15/48	941	698
ONEOK Inc.	6.000%	6/15/35	401	394
ONEOK Inc.	4.950%	7/13/47	3,496	2,841
ONEOK Inc.	5.200%	7/15/48	3,808	3,174
ONEOK Inc.	4.450%	9/1/49	2,035	1,516
ONEOK Inc.	4.500%	3/15/50	1,765	1,335
ONEOK Inc.	7.150%	1/15/51	1,020	1,055
ONEOK Partners LP	6.650%	10/1/36	1,489	1,513
ONEOK Partners LP	6.850%	10/15/37	1,361	1,402
ONEOK Partners LP	6.125%	2/1/41	1,664	1,602
ONEOK Partners LP	6.200%	9/15/43	1,165	1,140
Ovintiv Inc.	6.500%	8/15/34	2,371	2,383
Ovintiv Inc.	6.625%	8/15/37	2,349	2,337
Ovintiv Inc.	6.500%	2/1/38	1,121	1,110
Ovintiv Inc.	7.100%	7/15/53	1,200	1,208
Phillips 66	4.650%	11/15/34	3,822	3,570
Phillips 66	5.875%	5/1/42	3,289	3,367
Phillips 66	4.875%	11/15/44	5,401	4,881
Phillips 66	3.300%	3/15/52	1,562	1,054
Phillips 66 Co.	5.300%	6/30/33	1,255	1,247
Phillips 66 Co.	4.680%	2/15/45	1,782	1,512
Phillips 66 Co.	4.900%	10/1/46	4,134	3,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP	6.650%	1/15/37	1,364	1,371
	Plains All American Pipeline LP	5.150%	6/1/42	1,996	1,635
	Plains All American Pipeline LP	4.300%	1/31/43	1,672	1,220
	Plains All American Pipeline LP	4.700%	6/15/44	947	729
	Plains All American Pipeline LP	4.900%	2/15/45	2,770	2,193
[2]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,335	1,352
	Shell International Finance BV	4.125%	5/11/35	7,632	7,085
	Shell International Finance BV	6.375%	12/15/38	6,204	6,928
	Shell International Finance BV	5.500%	3/25/40	4,064	4,197
	Shell International Finance BV	2.875%	11/26/41	1,313	966
	Shell International Finance BV	3.625%	8/21/42	1,638	1,336
	Shell International Finance BV	4.550%	8/12/43	4,069	3,719
	Shell International Finance BV	4.375%	5/11/45	10,326	9,149
	Shell International Finance BV	4.000%	5/10/46	6,149	5,152
	Shell International Finance BV	3.750%	9/12/46	3,311	2,661
	Shell International Finance BV	3.125%	11/7/49	2,337	1,676
	Shell International Finance BV	3.250%	4/6/50	8,352	6,127
	Shell International Finance BV	3.000%	11/26/51	2,495	1,727
	Spectra Energy Partners LP	5.950%	9/25/43	1,073	1,058
	Spectra Energy Partners LP	4.500%	3/15/45	3,110	2,520
	Suncor Energy Inc.	5.950%	12/1/34	992	1,000
	Suncor Energy Inc.	6.800%	5/15/38	3,095	3,288
	Suncor Energy Inc.	6.500%	6/15/38	5,763	6,012
	Suncor Energy Inc.	6.850%	6/1/39	1,803	1,929
	Suncor Energy Inc.	4.000%	11/15/47	1,818	1,387
	Suncor Energy Inc.	3.750%	3/4/51	1,933	1,398
	Targa Resources Corp.	4.950%	4/15/52	4,045	3,216
	Targa Resources Corp.	6.500%	2/15/53	2,795	2,739
	TotalEnergies Capital International SA	2.986%	6/29/41	2,417	1,828
	TotalEnergies Capital International SA	3.461%	7/12/49	2,465	1,881
	TotalEnergies Capital International SA	3.127%	5/29/50	9,893	7,037
	TransCanada PipeLines Ltd.	4.625%	3/1/34	3,372	3,111
	TransCanada PipeLines Ltd.	5.600%	3/31/34	361	362
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,852	2,854
	TransCanada PipeLines Ltd.	6.200%	10/15/37	3,083	3,194
	TransCanada PipeLines Ltd.	4.750%	5/15/38	813	732
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,521	2,815
	TransCanada PipeLines Ltd.	7.625%	1/15/39	3,678	4,197
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,679	1,696
	TransCanada PipeLines Ltd.	5.000%	10/16/43	911	812
	TransCanada PipeLines Ltd.	4.875%	5/15/48	5,570	4,876
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,839	1,672
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	905	866
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	300	255
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,807	1,514
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	2,504	1,920
	Valero Energy Corp.	6.625%	6/15/37	3,602	3,872
	Valero Energy Corp.	3.650%	12/1/51	3,511	2,405
	Valero Energy Corp.	4.000%	6/1/52	2,510	1,853
	Western Midstream Operating LP	5.450%	4/1/44	2,009	1,685
	Western Midstream Operating LP	5.300%	3/1/48	2,250	1,838
	Western Midstream Operating LP	5.500%	8/15/48	677	556
	Western Midstream Operating LP	5.500%	2/1/50	3,477	2,791
	Williams Cos. Inc.	6.300%	4/15/40	2,998	3,104
	Williams Cos. Inc.	5.800%	11/15/43	2,269	2,179
	Williams Cos. Inc.	5.400%	3/4/44	1,357	1,244
	Williams Cos. Inc.	5.750%	6/24/44	737	705
	Williams Cos. Inc.	4.900%	1/15/45	1,691	1,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.100%	9/15/45	4,727	4,185
	Williams Cos. Inc.	4.850%	3/1/48	2,885	2,458
	Williams Cos. Inc.	3.500%	10/15/51	2,385	1,626
	Williams Cos. Inc.	5.300%	8/15/52	2,424	2,192
					584,137
Financials (13.6%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	6,207	4,943
	AerCap Ireland Capital DAC	3.850%	10/29/41	4,128	3,083
	Aflac Inc.	4.000%	10/15/46	1,183	930
	Aflac Inc.	4.750%	1/15/49	1,919	1,730
	Alleghany Corp.	4.900%	9/15/44	1,162	1,083
	Alleghany Corp.	3.250%	8/15/51	1,020	716
	Allstate Corp.	5.350%	6/1/33	599	602
	Allstate Corp.	5.550%	5/9/35	861	884
	Allstate Corp.	5.950%	4/1/36	1,670	1,783
	Allstate Corp.	4.500%	6/15/43	1,926	1,655
	Allstate Corp.	4.200%	12/15/46	1,899	1,548
	Allstate Corp.	3.850%	8/10/49	3,278	2,511
[1]	Allstate Corp.	6.500%	5/15/57	936	911
	American Express Co.	4.050%	12/3/42	3,083	2,675
	American Financial Group Inc.	4.500%	6/15/47	1,248	1,017
	American International Group Inc.	3.875%	1/15/35	867	751
	American International Group Inc.	4.700%	7/10/35	936	842
	American International Group Inc.	6.250%	5/1/36	614	641
	American International Group Inc.	4.500%	7/16/44	1,996	1,688
	American International Group Inc.	4.800%	7/10/45	2,831	2,489
	American International Group Inc.	4.750%	4/1/48	3,270	2,855
	American International Group Inc.	4.375%	6/30/50	4,993	4,130
	Aon Corp.	6.250%	9/30/40	1,677	1,770
	Aon Corp.	2.900%	8/23/51	2,446	1,571
	Aon Corp.	3.900%	2/28/52	2,298	1,773
	Aon Global Ltd.	4.600%	6/14/44	1,495	1,302
	Aon Global Ltd.	4.750%	5/15/45	2,318	2,072
	Arch Capital Finance LLC	5.031%	12/15/46	1,389	1,230
	Arch Capital Group Ltd.	7.350%	5/1/34	722	830
	Arch Capital Group Ltd.	3.635%	6/30/50	3,280	2,373
	Arch Capital Group US Inc.	5.144%	11/1/43	430	391
	Arthur J Gallagher & Co.	5.500%	3/2/33	1,000	1,017
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,185	1,527
	Arthur J Gallagher & Co.	3.050%	3/9/52	435	275
	Arthur J Gallagher & Co.	5.750%	3/2/53	2,575	2,562
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	1,279	862
	Athene Holding Ltd.	3.950%	5/25/51	1,657	1,086
	Athene Holding Ltd.	3.450%	5/15/52	2,006	1,198
	Bank of America Corp.	6.110%	1/29/37	4,496	4,701
[1]	Bank of America Corp.	4.244%	4/24/38	4,158	3,660
	Bank of America Corp.	7.750%	5/14/38	5,163	6,128
[1]	Bank of America Corp.	4.078%	4/23/40	7,275	6,123
[1]	Bank of America Corp.	2.676%	6/19/41	13,047	8,987
[1]	Bank of America Corp.	5.875%	2/7/42	5,893	6,193
	Bank of America Corp.	3.311%	4/22/42	9,305	6,977
[1]	Bank of America Corp.	5.000%	1/21/44	6,237	5,896
[1]	Bank of America Corp.	4.875%	4/1/44	2,068	1,935
[1]	Bank of America Corp.	4.750%	4/21/45	1,726	1,558
[1]	Bank of America Corp.	4.443%	1/20/48	8,664	7,470
[1]	Bank of America Corp.	3.946%	1/23/49	1,304	1,034
[1]	Bank of America Corp.	4.330%	3/15/50	12,855	10,832
[1]	Bank of America Corp.	4.083%	3/20/51	17,044	13,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	2.831%	10/24/51	805	513
[1]	Bank of America Corp.	3.483%	3/13/52	2,413	1,756
	Bank of America Corp.	2.972%	7/21/52	6,543	4,345
[1]	Bank of America NA	6.000%	10/15/36	5,132	5,493
	Barclays plc	3.811%	3/10/42	1,080	775
	Barclays plc	3.330%	11/24/42	3,027	2,112
	Barclays plc	5.250%	8/17/45	4,566	4,217
	Barclays plc	4.950%	1/10/47	6,742	5,931
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,009	2,217
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,818	2,659
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,914	2,645
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	8,656	7,741
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	6,297	5,657
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	6,663	4,588
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	1,863	1,197
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	9,195	7,499
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,595	1,511
	Brighthouse Financial Inc.	4.700%	6/22/47	2,171	1,589
	Brighthouse Financial Inc.	3.850%	12/22/51	2,865	1,754
	Brookfield Finance Inc.	4.700%	9/20/47	2,914	2,429
	Brookfield Finance Inc.	3.500%	3/30/51	961	627
	Brookfield Finance Inc.	3.625%	2/15/52	2,056	1,373
	Brookfield Finance LLC	3.450%	4/15/50	2,392	1,577
	Brown & Brown Inc.	4.950%	3/17/52	1,501	1,269
	Chubb Corp.	6.000%	5/11/37	1,949	2,104
[1]	Chubb Corp.	6.500%	5/15/38	2,827	3,227
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,028	2,306
	Chubb INA Holdings Inc.	4.150%	3/13/43	804	689
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,298	2,053
	Chubb INA Holdings Inc.	2.850%	12/15/51	2,010	1,370
	Chubb INA Holdings Inc.	3.050%	12/15/61	3,253	2,141
	CI Financial Corp.	4.100%	6/15/51	2,763	1,646
	Cincinnati Financial Corp.	6.125%	11/1/34	674	719
	Citigroup Inc.	6.000%	10/31/33	2,683	2,746
	Citigroup Inc.	6.125%	8/25/36	2,563	2,622
[1]	Citigroup Inc.	3.878%	1/24/39	3,884	3,254
	Citigroup Inc.	8.125%	7/15/39	6,381	8,093
[1]	Citigroup Inc.	5.316%	3/26/41	3,808	3,691
	Citigroup Inc.	5.875%	1/30/42	3,971	4,135
	Citigroup Inc.	2.904%	11/3/42	1,816	1,277
	Citigroup Inc.	6.675%	9/13/43	2,674	2,845
	Citigroup Inc.	5.300%	5/6/44	2,550	2,327
	Citigroup Inc.	4.650%	7/30/45	2,348	2,066
	Citigroup Inc.	4.750%	5/18/46	6,228	5,253
[1]	Citigroup Inc.	4.281%	4/24/48	2,565	2,167
	Citigroup Inc.	4.650%	7/23/48	8,790	7,803
	CME Group Inc.	5.300%	9/15/43	3,013	3,103
	CME Group Inc.	4.150%	6/15/48	1,572	1,422
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	5,784	6,013
	Cooperatieve Rabobank UA	5.750%	12/1/43	3,721	3,711
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,729	2,536
[2]	Corebridge Financial Inc.	4.350%	4/5/42	1,874	1,501
[2]	Corebridge Financial Inc.	4.400%	4/5/52	3,875	2,947
	Credit Suisse Group AG	4.875%	5/15/45	6,078	5,148
	Equitable Holdings Inc.	5.000%	4/20/48	5,047	4,260
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,357	1,215
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	3,064	2,133
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	3,148	2,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Financial Inc.	3.200%	9/17/51	1,318	770
	Fifth Third Bancorp	8.250%	3/1/38	3,206	3,599
	Franklin Resources Inc.	2.950%	8/12/51	494	315
	GATX Corp.	5.450%	9/15/33	1,250	1,231
	GATX Corp.	5.200%	3/15/44	1,019	888
	GATX Corp.	3.100%	6/1/51	1,869	1,154
	Global Payments Inc.	4.150%	8/15/49	2,421	1,772
	Global Payments Inc.	5.950%	8/15/52	2,233	2,079
	Goldman Sachs Capital I	6.345%	2/15/34	1,270	1,289
	Goldman Sachs Group Inc.	6.450%	5/1/36	3,519	3,694
	Goldman Sachs Group Inc.	6.750%	10/1/37	19,228	20,528
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	5,346	4,508
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,821	5,073
	Goldman Sachs Group Inc.	6.250%	2/1/41	10,874	11,619
	Goldman Sachs Group Inc.	3.210%	4/22/42	5,103	3,731
	Goldman Sachs Group Inc.	2.908%	7/21/42	2,731	1,905
	Goldman Sachs Group Inc.	3.436%	2/24/43	8,025	5,993
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	8,123	7,349
	Goldman Sachs Group Inc.	5.150%	5/22/45	4,271	3,948
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,999	3,579
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,146	1,181
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,634	1,652
	Hartford Financial Services Group Inc.	4.300%	4/15/43	705	571
	Hartford Financial Services Group Inc.	4.400%	3/15/48	392	325
	Hartford Financial Services Group Inc.	3.600%	8/19/49	2,558	1,910
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,925	1,232
[1]	HSBC Bank USA NA	5.875%	11/1/34	492	487
[1]	HSBC Bank USA NA	5.625%	8/15/35	815	793
[1]	HSBC Bank USA NA	7.000%	1/15/39	2,984	3,240
	HSBC Holdings plc	8.113%	11/3/33	3,173	3,535
[1]	HSBC Holdings plc	6.500%	5/2/36	5,439	5,519
	HSBC Holdings plc	6.500%	9/15/37	2,713	2,829
[1]	HSBC Holdings plc	6.500%	9/15/37	3,790	3,781
[1]	HSBC Holdings plc	6.800%	6/1/38	3,271	3,315
	HSBC Holdings plc	6.100%	1/14/42	3,008	3,176
	HSBC Holdings plc	6.332%	3/9/44	8,505	8,803
	HSBC Holdings plc	5.250%	3/14/44	4,548	4,083
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,279	3,742
	Intercontinental Exchange Inc.	4.250%	9/21/48	4,800	4,096
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,251	2,221
	Intercontinental Exchange Inc.	4.950%	6/15/52	5,829	5,550
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,620	1,654
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,875	2,860
	Invesco Finance plc	5.375%	11/30/43	1,148	1,111
	Jackson Financial Inc.	4.000%	11/23/51	1,385	901
	Jefferies Financial Group Inc.	6.250%	1/15/36	811	829
	Jefferies Financial Group Inc.	6.500%	1/20/43	1,909	1,906
[3]	JPMorgan Chase & Co.	5.350%	6/1/34	5,500	5,569
	JPMorgan Chase & Co.	6.400%	5/15/38	9,211	10,282
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	4,490	3,859
	JPMorgan Chase & Co.	5.500%	10/15/40	1,685	1,711
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	7,434	5,554
	JPMorgan Chase & Co.	5.600%	7/15/41	8,865	9,196
	JPMorgan Chase & Co.	2.525%	11/19/41	3,111	2,113
	JPMorgan Chase & Co.	5.400%	1/6/42	5,992	6,008
	JPMorgan Chase & Co.	3.157%	4/22/42	3,492	2,617
	JPMorgan Chase & Co.	5.625%	8/16/43	5,665	5,728
	JPMorgan Chase & Co.	4.850%	2/1/44	4,139	3,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.950%	6/1/45	6,134	5,680
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	5,252	4,512
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	2,455	1,998
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	8,252	6,688
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	4,686	3,751
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	8,010	5,530
	JPMorgan Chase & Co.	3.328%	4/22/52	13,633	9,768
	Legg Mason Inc.	5.625%	1/15/44	1,733	1,689
	Lincoln National Corp.	6.300%	10/9/37	1,004	994
	Lincoln National Corp.	7.000%	6/15/40	2,828	2,893
	Lincoln National Corp.	4.350%	3/1/48	761	537
	Lloyds Banking Group plc	5.300%	12/1/45	2,001	1,745
	Lloyds Banking Group plc	3.369%	12/14/46	3,285	2,171
	Lloyds Banking Group plc	4.344%	1/9/48	6,162	4,613
	Loews Corp.	4.125%	5/15/43	2,056	1,681
	Manulife Financial Corp.	5.375%	3/4/46	2,330	2,283
	Markel Group Inc.	5.000%	4/5/46	1,427	1,255
	Markel Group Inc.	4.300%	11/1/47	1,618	1,312
	Markel Group Inc.	5.000%	5/20/49	1,848	1,650
	Markel Group Inc.	4.150%	9/17/50	916	711
	Markel Group Inc.	3.450%	5/7/52	2,395	1,628
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,108	1,187
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,265	2,106
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,625	2,213
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,307	1,094
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	4,177	3,827
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	850	561
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,135	2,360
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	675	674
	Mastercard Inc.	3.950%	2/26/48	2,000	1,749
	Mastercard Inc.	3.650%	6/1/49	2,959	2,434
	Mastercard Inc.	3.850%	3/26/50	5,223	4,439
	Mastercard Inc.	2.950%	3/15/51	3,120	2,253
	MetLife Inc.	6.375%	6/15/34	2,155	2,372
	MetLife Inc.	5.700%	6/15/35	5,421	5,600
[1]	MetLife Inc.	6.400%	12/15/36	1,169	1,157
[1]	MetLife Inc.	10.750%	8/1/39	1,581	2,056
	MetLife Inc.	5.875%	2/6/41	2,457	2,505
	MetLife Inc.	4.125%	8/13/42	1,721	1,423
	MetLife Inc.	4.875%	11/13/43	3,813	3,449
	MetLife Inc.	4.721%	12/15/44	1,522	1,338
	MetLife Inc.	4.050%	3/1/45	3,809	3,126
	MetLife Inc.	4.600%	5/13/46	305	267
	MetLife Inc.	5.000%	7/15/52	4,597	4,185
	MetLife Inc.	5.250%	1/15/54	2,570	2,446
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,058	956
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,439	2,177
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	4,661	3,928
[1]	Morgan Stanley	4.457%	4/22/39	4,654	4,173
	Morgan Stanley	3.217%	4/22/42	6,318	4,738
	Morgan Stanley	6.375%	7/24/42	5,174	5,692
	Morgan Stanley	4.300%	1/27/45	6,665	5,770
	Morgan Stanley	4.375%	1/22/47	7,878	6,844
[1]	Morgan Stanley	5.597%	3/24/51	7,016	7,263
[1]	Morgan Stanley	2.802%	1/25/52	3,874	2,491
[1,4]	Morgan Stanley, 3M USD LIBOR + 1.455%	3.971%	7/22/38	8,914	7,587
	Nasdaq Inc.	2.500%	12/21/40	1,271	845
	Nasdaq Inc.	3.250%	4/28/50	1,935	1,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	3.950%	3/7/52	1,925	1,483
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	967	920
	Old Republic International Corp.	3.850%	6/11/51	2,055	1,442
	PayPal Holdings Inc.	3.250%	6/1/50	3,585	2,520
	PayPal Holdings Inc.	5.050%	6/1/52	3,109	2,929
	PayPal Holdings Inc.	5.250%	6/1/62	1,520	1,425
	Principal Financial Group Inc.	6.050%	10/15/36	980	1,015
	Principal Financial Group Inc.	4.625%	9/15/42	387	330
	Principal Financial Group Inc.	4.350%	5/15/43	1,396	1,130
	Principal Financial Group Inc.	4.300%	11/15/46	1,645	1,312
	Principal Financial Group Inc.	5.500%	3/15/53	1,505	1,406
	Progressive Corp.	4.350%	4/25/44	1,490	1,291
	Progressive Corp.	3.700%	1/26/45	1,560	1,230
	Progressive Corp.	4.125%	4/15/47	2,985	2,506
	Progressive Corp.	4.200%	3/15/48	2,475	2,115
	Progressive Corp.	3.950%	3/26/50	887	726
	Progressive Corp.	3.700%	3/15/52	1,000	776
[1]	Prudential Financial Inc.	5.700%	12/14/36	2,698	2,835
[1]	Prudential Financial Inc.	6.625%	12/1/37	991	1,103
[1]	Prudential Financial Inc.	3.000%	3/10/40	1,732	1,280
[1]	Prudential Financial Inc.	6.625%	6/21/40	1,190	1,304
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	461
[1]	Prudential Financial Inc.	4.600%	5/15/44	2,776	2,422
	Prudential Financial Inc.	3.905%	12/7/47	2,235	1,735
[1]	Prudential Financial Inc.	4.418%	3/27/48	2,131	1,779
	Prudential Financial Inc.	3.935%	12/7/49	5,659	4,431
[1]	Prudential Financial Inc.	4.350%	2/25/50	933	784
[1]	Prudential Financial Inc.	3.700%	3/13/51	3,673	2,761
	Raymond James Financial Inc.	4.950%	7/15/46	2,506	2,221
	Raymond James Financial Inc.	3.750%	4/1/51	2,447	1,791
[1]	Regions Bank	6.450%	6/26/37	1,695	1,690
	Regions Financial Corp.	7.375%	12/10/37	980	1,036
	Selective Insurance Group Inc.	5.375%	3/1/49	985	900
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,980	1,308
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	758	535
	Transatlantic Holdings Inc.	8.000%	11/30/39	548	683
	Travelers Cos. Inc.	6.750%	6/20/36	1,851	2,122
[1]	Travelers Cos. Inc.	6.250%	6/15/37	2,390	2,657
	Travelers Cos. Inc.	5.350%	11/1/40	2,067	2,121
	Travelers Cos. Inc.	4.300%	8/25/45	3,060	2,654
	Travelers Cos. Inc.	3.750%	5/15/46	475	377
	Travelers Cos. Inc.	4.000%	5/30/47	3,139	2,628
	Travelers Cos. Inc.	4.050%	3/7/48	1,132	943
	Travelers Cos. Inc.	4.100%	3/4/49	2,311	1,950
	Travelers Cos. Inc.	2.550%	4/27/50	1,275	805
	Travelers Cos. Inc.	3.050%	6/8/51	2,220	1,547
	Travelers Property Casualty Corp.	6.375%	3/15/33	588	658
	Unum Group	5.750%	8/15/42	1,254	1,147
	Unum Group	4.500%	12/15/49	1,818	1,336
	Unum Group	4.125%	6/15/51	1,946	1,363
	Visa Inc.	4.150%	12/14/35	6,292	6,065
	Visa Inc.	2.700%	4/15/40	3,193	2,442
	Visa Inc.	4.300%	12/14/45	10,366	9,627
	Visa Inc.	3.650%	9/15/47	1,933	1,633
	Visa Inc.	2.000%	8/15/50	4,658	2,850
	Voya Financial Inc.	5.700%	7/15/43	1,587	1,513
	Voya Financial Inc.	4.800%	6/15/46	492	406
	W R Berkley Corp.	4.750%	8/1/44	1,149	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	W R Berkley Corp.	4.000%	5/12/50	2,280	1,764
	W R Berkley Corp.	3.150%	9/30/61	1,158	709
	Wachovia Corp.	7.500%	4/15/35	305	344
	Wachovia Corp.	5.500%	8/1/35	2,500	2,461
[1]	Wells Fargo & Co.	3.068%	4/30/41	13,751	9,988
	Wells Fargo & Co.	5.375%	11/2/43	8,389	7,884
	Wells Fargo & Co.	5.606%	1/15/44	9,270	8,849
[1]	Wells Fargo & Co.	4.650%	11/4/44	10,635	9,007
	Wells Fargo & Co.	3.900%	5/1/45	6,464	5,113
[1]	Wells Fargo & Co.	4.900%	11/17/45	5,032	4,379
[1]	Wells Fargo & Co.	4.400%	6/14/46	4,543	3,659
[1]	Wells Fargo & Co.	4.750%	12/7/46	3,228	2,712
[1]	Wells Fargo & Co.	5.013%	4/4/51	13,411	12,240
[1]	Wells Fargo & Co.	4.611%	4/25/53	14,221	12,276
	Wells Fargo Bank NA	5.950%	8/26/36	1,056	1,073
[1]	Wells Fargo Bank NA	5.850%	2/1/37	2,673	2,731
[1]	Wells Fargo Bank NA	6.600%	1/15/38	2,913	3,210
	Western Union Co.	6.200%	11/17/36	1,592	1,598
	Westpac Banking Corp.	4.421%	7/24/39	2,828	2,337
	Westpac Banking Corp.	2.963%	11/16/40	1,227	813
	Westpac Banking Corp.	3.133%	11/18/41	4,135	2,785
	Willis North America Inc.	5.050%	9/15/48	1,584	1,344
	Willis North America Inc.	3.875%	9/15/49	1,589	1,135
	XL Group Ltd.	5.250%	12/15/43	1,472	1,462
					906,391
Health Care (15.7%)
[5]	Abbott Laboratories	4.750%	11/30/36	4,941	4,971
	Abbott Laboratories	6.150%	11/30/37	2,023	2,273
	Abbott Laboratories	6.000%	4/1/39	2,410	2,688
	Abbott Laboratories	5.300%	5/27/40	2,421	2,512
	Abbott Laboratories	4.750%	4/15/43	1,654	1,615
	Abbott Laboratories	4.900%	11/30/46	9,321	9,290
	AbbVie Inc.	4.550%	3/15/35	5,276	5,011
	AbbVie Inc.	4.500%	5/14/35	8,307	7,881
	AbbVie Inc.	4.300%	5/14/36	4,553	4,192
	AbbVie Inc.	4.050%	11/21/39	11,130	9,545
	AbbVie Inc.	4.625%	10/1/42	614	548
	AbbVie Inc.	4.400%	11/6/42	8,048	7,063
	AbbVie Inc.	4.850%	6/15/44	6,586	6,050
	AbbVie Inc.	4.750%	3/15/45	2,435	2,193
	AbbVie Inc.	4.700%	5/14/45	8,951	8,055
	AbbVie Inc.	4.450%	5/14/46	4,827	4,161
	AbbVie Inc.	4.875%	11/14/48	4,736	4,391
	AbbVie Inc.	4.250%	11/21/49	16,634	14,087
[1]	AdventHealth Obligated Group	2.795%	11/15/51	460	299
	Adventist Health System	3.630%	3/1/49	931	677
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	814	711
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,390	1,039
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	2,293	1,579
	Aetna Inc.	6.625%	6/15/36	1,704	1,874
	Aetna Inc.	6.750%	12/15/37	1,257	1,367
	Aetna Inc.	4.500%	5/15/42	2,370	2,044
	Aetna Inc.	4.125%	11/15/42	1,556	1,272
	Aetna Inc.	4.750%	3/15/44	2,625	2,315
	Aetna Inc.	3.875%	8/15/47	3,641	2,778
	AHS Hospital Corp.	5.024%	7/1/45	1,778	1,721
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,005	645
[1]	Allina Health System	3.887%	4/15/49	827	666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Allina Health System	2.902%	11/15/51	1,185	769
	AmerisourceBergen Corp.	4.250%	3/1/45	973	800
	AmerisourceBergen Corp.	4.300%	12/15/47	2,671	2,249
	Amgen Inc.	6.375%	6/1/37	705	765
	Amgen Inc.	6.400%	2/1/39	1,109	1,173
	Amgen Inc.	3.150%	2/21/40	4,729	3,565
	Amgen Inc.	5.750%	3/15/40	1,639	1,641
	Amgen Inc.	2.800%	8/15/41	3,411	2,397
	Amgen Inc.	4.950%	10/1/41	1,775	1,634
	Amgen Inc.	5.150%	11/15/41	1,577	1,491
	Amgen Inc.	5.650%	6/15/42	1,790	1,788
	Amgen Inc.	5.600%	3/2/43	8,886	8,804
	Amgen Inc.	4.400%	5/1/45	7,534	6,372
	Amgen Inc.	4.563%	6/15/48	2,681	2,333
	Amgen Inc.	3.375%	2/21/50	7,538	5,377
	Amgen Inc.	4.663%	6/15/51	11,982	10,525
	Amgen Inc.	3.000%	1/15/52	3,655	2,391
	Amgen Inc.	4.200%	2/22/52	3,439	2,800
	Amgen Inc.	4.875%	3/1/53	2,934	2,649
	Amgen Inc.	5.650%	3/2/53	12,925	12,913
	Amgen Inc.	2.770%	9/1/53	2,399	1,464
	Amgen Inc.	4.400%	2/22/62	3,658	2,947
	Amgen Inc.	5.750%	3/2/63	9,491	9,443
[1]	Ascension Health	3.106%	11/15/39	2,244	1,749
	Ascension Health	3.945%	11/15/46	4,038	3,381
[1]	Ascension Health	4.847%	11/15/53	530	509
	AstraZeneca plc	6.450%	9/15/37	9,602	11,071
	AstraZeneca plc	4.000%	9/18/42	3,284	2,901
	AstraZeneca plc	4.375%	11/16/45	3,402	3,136
	AstraZeneca plc	4.375%	8/17/48	1,514	1,389
	AstraZeneca plc	2.125%	8/6/50	1,850	1,127
	AstraZeneca plc	3.000%	5/28/51	2,630	1,916
	Banner Health	2.907%	1/1/42	835	605
[1]	Banner Health	3.181%	1/1/50	740	531
	Banner Health	2.913%	1/1/51	1,664	1,099
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	1,025	606
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,029
	Baxalta Inc.	5.250%	6/23/45	2,205	2,134
	Baxter International Inc.	3.500%	8/15/46	1,629	1,124
	Baxter International Inc.	3.132%	12/1/51	2,567	1,644
[1]	BayCare Health System Inc.	3.831%	11/15/50	1,538	1,261
	Baylor Scott & White Holdings	4.185%	11/15/45	1,866	1,618
	Baylor Scott & White Holdings	3.967%	11/15/46	1,008	846
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	2,482	1,649
	Becton Dickinson & Co.	4.685%	12/15/44	1,802	1,620
	Becton Dickinson & Co.	4.669%	6/6/47	4,791	4,301
	Becton Dickinson & Co.	3.794%	5/20/50	2,699	2,109
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,320	848
	Biogen Inc.	5.200%	9/15/45	1,500	1,470
	Biogen Inc.	3.150%	5/1/50	5,669	3,810
	Biogen Inc.	3.250%	2/15/51	2,400	1,641
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	960	658
	Boston Scientific Corp.	6.500%	11/15/35	1,000	1,118
	Boston Scientific Corp.	4.550%	3/1/39	496	454
	Boston Scientific Corp.	7.375%	1/15/40	1,255	1,495
	Boston Scientific Corp.	4.700%	3/1/49	2,165	1,996
	Bristol-Myers Squibb Co.	4.125%	6/15/39	4,341	3,928
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,782	1,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.550%	3/15/42	2,560	2,101
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,328	1,027
	Bristol-Myers Squibb Co.	4.500%	3/1/44	825	762
	Bristol-Myers Squibb Co.	4.625%	5/15/44	3,717	3,484
	Bristol-Myers Squibb Co.	4.350%	11/15/47	5,279	4,700
	Bristol-Myers Squibb Co.	4.550%	2/20/48	6,513	5,958
	Bristol-Myers Squibb Co.	4.250%	10/26/49	12,302	10,705
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,410	898
	Bristol-Myers Squibb Co.	3.700%	3/15/52	6,264	5,007
	Bristol-Myers Squibb Co.	3.900%	3/15/62	4,780	3,731
	Cardinal Health Inc.	4.600%	3/15/43	945	791
	Cardinal Health Inc.	4.500%	11/15/44	1,034	845
	Cardinal Health Inc.	4.900%	9/15/45	2,223	1,905
	Cardinal Health Inc.	4.368%	6/15/47	1,819	1,461
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,220	829
	Children's Health System of Texas	2.511%	8/15/50	1,480	908
[1]	Children's Hospital	2.928%	7/15/50	1,005	653
[1]	Children's Hospital Corp.	4.115%	1/1/47	1,054	924
[1]	Children's Hospital Corp.	2.585%	2/1/50	1,036	656
	Children's Hospital Medical Center	4.268%	5/15/44	748	662
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,252	806
	Cigna Group	4.800%	8/15/38	7,349	6,896
	Cigna Group	3.200%	3/15/40	2,353	1,792
[1]	Cigna Group	6.125%	11/15/41	598	640
[1]	Cigna Group	4.800%	7/15/46	4,496	4,016
[1]	Cigna Group	3.875%	10/15/47	3,113	2,415
	Cigna Group	4.900%	12/15/48	9,963	9,058
	Cigna Group	3.400%	3/15/50	4,029	2,871
	Cigna Group	3.400%	3/15/51	4,452	3,180
[1]	City of Hope	5.623%	11/15/43	1,041	1,030
[1]	City of Hope	4.378%	8/15/48	1,305	1,082
[1]	CommonSpirit Health	4.350%	11/1/42	2,823	2,403
	CommonSpirit Health	3.817%	10/1/49	2,210	1,686
	CommonSpirit Health	4.187%	10/1/49	2,194	1,757
	CommonSpirit Health	3.910%	10/1/50	1,912	1,457
	CommonSpirit Health	6.461%	11/1/52	900	1,016
[1]	Community Health Network Inc.	3.099%	5/1/50	1,393	910
[1]	Corewell Health Obligated Group	3.487%	7/15/49	1,135	851
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,544	1,118
[3]	CVS Health Corp.	5.300%	6/1/33	3,000	3,007
	CVS Health Corp.	4.875%	7/20/35	2,625	2,496
	CVS Health Corp.	4.780%	3/25/38	15,387	14,238
	CVS Health Corp.	6.125%	9/15/39	1,673	1,724
	CVS Health Corp.	4.125%	4/1/40	4,126	3,434
	CVS Health Corp.	2.700%	8/21/40	4,553	3,143
	CVS Health Corp.	5.300%	12/5/43	3,125	2,940
	CVS Health Corp.	5.125%	7/20/45	13,336	12,151
	CVS Health Corp.	5.050%	3/25/48	22,207	20,048
	CVS Health Corp.	4.250%	4/1/50	2,205	1,784
	CVS Health Corp.	5.625%	2/21/53	4,125	4,021
[3]	CVS Health Corp.	6.000%	6/1/63	1,000	1,004
	Danaher Corp.	4.375%	9/15/45	1,430	1,291
	Danaher Corp.	2.600%	10/1/50	3,265	2,136
	Danaher Corp.	2.800%	12/10/51	2,633	1,768
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,410	1,120
	DH Europe Finance II Sarl	3.250%	11/15/39	2,650	2,150
	DH Europe Finance II Sarl	3.400%	11/15/49	3,215	2,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dignity Health	4.500%	11/1/42	1,648	1,440
	Dignity Health	5.267%	11/1/64	1,075	983
[1]	Duke University Health System Inc.	3.920%	6/1/47	2,032	1,687
	Elevance Health Inc.	5.950%	12/15/34	2,244	2,361
	Elevance Health Inc.	5.850%	1/15/36	1,103	1,148
	Elevance Health Inc.	4.625%	5/15/42	3,192	2,855
	Elevance Health Inc.	4.650%	1/15/43	1,862	1,683
	Elevance Health Inc.	5.100%	1/15/44	4,420	4,166
	Elevance Health Inc.	4.650%	8/15/44	3,841	3,428
	Elevance Health Inc.	4.375%	12/1/47	2,550	2,192
	Elevance Health Inc.	4.550%	3/1/48	4,315	3,790
	Elevance Health Inc.	3.700%	9/15/49	3,992	3,049
	Elevance Health Inc.	3.125%	5/15/50	3,212	2,218
	Elevance Health Inc.	3.600%	3/15/51	4,214	3,173
	Elevance Health Inc.	4.550%	5/15/52	1,189	1,045
	Elevance Health Inc.	6.100%	10/15/52	1,422	1,532
	Elevance Health Inc.	5.125%	2/15/53	2,800	2,684
	Eli Lilly & Co.	3.700%	3/1/45	540	457
	Eli Lilly & Co.	3.950%	5/15/47	650	573
	Eli Lilly & Co.	3.950%	3/15/49	778	686
	Eli Lilly & Co.	2.250%	5/15/50	4,525	2,902
	Eli Lilly & Co.	4.875%	2/27/53	4,215	4,245
	Eli Lilly & Co.	4.150%	3/15/59	1,577	1,378
	Eli Lilly & Co.	2.500%	9/15/60	4,220	2,587
	Eli Lilly & Co.	4.950%	2/27/63	3,370	3,348
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	960	715
[1]	Fred Hutchinson Cancer Center	4.966%	1/1/52	960	941
[2]	GE HealthCare Technologies Inc.	6.377%	11/22/52	3,040	3,314
	Gilead Sciences Inc.	4.600%	9/1/35	4,283	4,137
	Gilead Sciences Inc.	4.000%	9/1/36	2,607	2,369
	Gilead Sciences Inc.	2.600%	10/1/40	3,642	2,598
	Gilead Sciences Inc.	5.650%	12/1/41	4,373	4,563
	Gilead Sciences Inc.	4.800%	4/1/44	6,496	6,104
	Gilead Sciences Inc.	4.500%	2/1/45	3,354	3,023
	Gilead Sciences Inc.	4.750%	3/1/46	6,066	5,671
	Gilead Sciences Inc.	4.150%	3/1/47	4,437	3,791
	Gilead Sciences Inc.	2.800%	10/1/50	4,946	3,291
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,123	10,466
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,764	1,573
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,072	754
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,250	1,048
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,429	943
	Hackensack Meridian Health Inc.	4.500%	7/1/57	968	845
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	751	541
	HCA Inc.	5.500%	6/1/33	3,913	3,906
	HCA Inc.	5.125%	6/15/39	3,470	3,165
[2]	HCA Inc.	4.375%	3/15/42	2,300	1,868
	HCA Inc.	5.500%	6/15/47	4,817	4,415
	HCA Inc.	5.250%	6/15/49	6,453	5,687
	HCA Inc.	3.500%	7/15/51	3,341	2,253
[2]	HCA Inc.	4.625%	3/15/52	5,877	4,722
	HCA Inc.	5.900%	6/1/53	3,130	3,011
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	1,775	1,422
	Humana Inc.	4.625%	12/1/42	1,383	1,223
	Humana Inc.	4.950%	10/1/44	3,397	3,074
	Humana Inc.	4.800%	3/15/47	1,850	1,635
	Humana Inc.	3.950%	8/15/49	1,060	842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	5.500%	3/15/53	1,652	1,616
	IHC Health Services Inc.	4.131%	5/15/48	892	760
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,659	1,394
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	610	408
	Inova Health System Foundation	4.068%	5/15/52	1,190	1,007
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	772	571
[1]	Iowa Health System	3.665%	2/15/50	630	479
	Johns Hopkins Health System Corp.	3.837%	5/15/46	2,246	1,839
	Johnson & Johnson	4.375%	12/5/33	2,187	2,216
	Johnson & Johnson	3.550%	3/1/36	3,988	3,618
	Johnson & Johnson	3.625%	3/3/37	4,567	4,141
	Johnson & Johnson	5.950%	8/15/37	3,288	3,769
	Johnson & Johnson	3.400%	1/15/38	3,316	2,909
	Johnson & Johnson	5.850%	7/15/38	2,211	2,487
	Johnson & Johnson	2.100%	9/1/40	2,417	1,689
	Johnson & Johnson	4.500%	9/1/40	1,977	1,925
	Johnson & Johnson	4.850%	5/15/41	2,021	2,032
	Johnson & Johnson	4.500%	12/5/43	2,305	2,280
	Johnson & Johnson	3.700%	3/1/46	7,043	6,088
	Johnson & Johnson	3.750%	3/3/47	3,158	2,743
	Johnson & Johnson	3.500%	1/15/48	1,985	1,663
	Johnson & Johnson	2.250%	9/1/50	1,562	1,014
	Johnson & Johnson	2.450%	9/1/60	2,915	1,844
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,157	1,566
	Kaiser Foundation Hospitals	4.875%	4/1/42	3,250	3,151
	Kaiser Foundation Hospitals	4.150%	5/1/47	4,440	3,862
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	4,515	3,318
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	4,361	3,019
	Koninklijke Philips NV	6.875%	3/11/38	2,016	2,275
	Koninklijke Philips NV	5.000%	3/15/42	1,539	1,420
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,911	2,540
[1]	Mass General Brigham Inc.	3.765%	7/1/48	985	781
[1]	Mass General Brigham Inc.	3.192%	7/1/49	1,607	1,152
[1]	Mass General Brigham Inc.	4.117%	7/1/55	1,013	835
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,907	1,304
[1]	Mayo Clinic	4.000%	11/15/47	928	780
[1]	Mayo Clinic	4.128%	11/15/52	1,495	1,259
[1]	Mayo Clinic	3.196%	11/15/61	1,864	1,255
[1]	McLaren Health Care Corp.	4.386%	5/15/48	943	828
[1]	MedStar Health Inc.	3.626%	8/15/49	1,030	777
	Medtronic Inc.	4.375%	3/15/35	7,244	7,010
	Medtronic Inc.	4.625%	3/15/45	5,730	5,499
	Memorial Health Services	3.447%	11/1/49	1,092	810
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,970	1,924
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,855	1,279
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,230	1,036
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,659	1,403
	Merck & Co. Inc.	6.500%	12/1/33	2,493	2,906
	Merck & Co. Inc.	3.900%	3/7/39	5,000	4,441
	Merck & Co. Inc.	2.350%	6/24/40	3,670	2,596
	Merck & Co. Inc.	3.600%	9/15/42	1,535	1,277
	Merck & Co. Inc.	4.150%	5/18/43	2,152	1,944
	Merck & Co. Inc.	4.900%	5/17/44	2,348	2,335
	Merck & Co. Inc.	3.700%	2/10/45	6,979	5,880
	Merck & Co. Inc.	4.000%	3/7/49	4,857	4,235
	Merck & Co. Inc.	2.450%	6/24/50	1,640	1,059
	Merck & Co. Inc.	2.750%	12/10/51	6,324	4,316
	Merck & Co. Inc.	5.000%	5/17/53	4,695	4,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	2.900%	12/10/61	5,680	3,717
	Merck & Co. Inc.	5.150%	5/17/63	3,130	3,159
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	1,600	1,724
[1]	Methodist Hospital	2.705%	12/1/50	1,850	1,185
[1]	Montefiore Obligated Group	5.246%	11/1/48	657	507
	Montefiore Obligated Group	4.287%	9/1/50	1,972	1,196
[1]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,030	820
[1]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	998	756
[1]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,505	1,034
	MultiCare Health System	2.803%	8/15/50	975	599
	Mylan Inc.	5.400%	11/29/43	510	413
	Mylan Inc.	5.200%	4/15/48	2,737	2,063
[1]	MyMichigan Health	3.409%	6/1/50	1,150	795
	New York & Presbyterian Hospital	2.256%	8/1/40	1,326	892
	New York & Presbyterian Hospital	4.024%	8/1/45	1,448	1,223
	New York & Presbyterian Hospital	4.063%	8/1/56	1,599	1,327
	New York & Presbyterian Hospital	2.606%	8/1/60	1,093	641
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,568	1,119
	Northwell Healthcare Inc.	3.979%	11/1/46	670	521
	Northwell Healthcare Inc.	4.260%	11/1/47	2,554	2,089
	Northwell Healthcare Inc.	3.809%	11/1/49	2,533	1,902
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	1,311	833
	Novant Health Inc.	2.637%	11/1/36	535	407
	Novant Health Inc.	3.168%	11/1/51	3,518	2,466
	Novant Health Inc.	3.318%	11/1/61	1,325	894
	Novartis Capital Corp.	3.700%	9/21/42	1,455	1,243
	Novartis Capital Corp.	4.400%	5/6/44	5,065	4,789
	Novartis Capital Corp.	4.000%	11/20/45	5,295	4,692
	Novartis Capital Corp.	2.750%	8/14/50	3,483	2,459
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,175	733
[1]	NYU Langone Hospitals	5.750%	7/1/43	1,305	1,370
	NYU Langone Hospitals	4.784%	7/1/44	972	902
[1]	NYU Langone Hospitals	4.368%	7/1/47	2,278	1,969
[1]	NYU Langone Hospitals	3.380%	7/1/55	1,122	780
	OhioHealth Corp.	2.834%	11/15/41	705	513
[1]	OhioHealth Corp.	3.042%	11/15/50	504	356
	Orlando Health Obligated Group	4.089%	10/1/48	997	817
	Orlando Health Obligated Group	3.327%	10/1/50	990	700
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	1,138	1,025
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	1,315	887
	Pfizer Inc.	4.000%	12/15/36	3,309	3,084
	Pfizer Inc.	4.100%	9/15/38	4,687	4,293
	Pfizer Inc.	3.900%	3/15/39	4,657	4,118
	Pfizer Inc.	7.200%	3/15/39	5,376	6,680
	Pfizer Inc.	2.550%	5/28/40	1,301	946
	Pfizer Inc.	4.300%	6/15/43	4,959	4,519
	Pfizer Inc.	4.400%	5/15/44	1,273	1,190
	Pfizer Inc.	4.125%	12/15/46	5,002	4,412
	Pfizer Inc.	4.200%	9/15/48	3,539	3,162
	Pfizer Inc.	4.000%	3/15/49	4,338	3,784
	Pfizer Inc.	2.700%	5/28/50	4,216	2,932
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	8,000	7,949
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	18,707	19,259
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	12,521	12,531
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,285	835
	Presbyterian Healthcare Services	4.875%	8/1/52	925	915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,900	1,880
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,595	1,185
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	2,240	1,749
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	737	433
	Queen's Health Systems	4.810%	7/1/52	1,090	1,033
	Quest Diagnostics Inc.	4.700%	3/30/45	988	868
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,100	770
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	2,438	1,553
	Revvity Inc.	3.625%	3/15/51	514	368
	Royalty Pharma plc	3.300%	9/2/40	2,981	2,097
	Royalty Pharma plc	3.550%	9/2/50	4,146	2,749
	Royalty Pharma plc	3.350%	9/2/51	1,577	1,001
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,551	1,279
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,015	767
[1]	Seattle Children's Hospital	2.719%	10/1/50	960	630
[1]	Sentara Healthcare	2.927%	11/1/51	964	656
[1]	Sharp HealthCare	2.680%	8/1/50	950	606
[1]	Stanford Health Care	3.795%	11/15/48	1,590	1,272
	Stanford Health Care	3.027%	8/15/51	1,213	841
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	2,297	1,669
	Stryker Corp.	4.100%	4/1/43	1,101	934
	Stryker Corp.	4.375%	5/15/44	1,274	1,118
	Stryker Corp.	4.625%	3/15/46	2,453	2,239
	Stryker Corp.	2.900%	6/15/50	2,579	1,764
	Summa Health	3.511%	11/15/51	1,175	822
[1]	Sutter Health	3.161%	8/15/40	565	424
[1]	Sutter Health	4.091%	8/15/48	1,280	1,026
[1]	Sutter Health	3.361%	8/15/50	1,320	923
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	3,748	2,799
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	6,959	4,805
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,708	1,821
	Texas Health Resources	2.328%	11/15/50	520	305
[1]	Texas Health Resources	4.330%	11/15/55	466	398
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	3,343	2,459
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,579	1,613
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,366	2,094
	Toledo Hospital	5.750%	11/15/38	1,460	1,436
[1]	Trinity Health Corp.	2.632%	12/1/40	1,465	1,031
	Trinity Health Corp.	4.125%	12/1/45	980	842
[1]	Trinity Health Corp.	3.434%	12/1/48	935	718
	UMass Memorial Health Care Obligated Group	5.363%	7/1/52	960	942
	UnitedHealth Group Inc.	4.625%	7/15/35	3,195	3,134
	UnitedHealth Group Inc.	5.800%	3/15/36	1,841	1,971
	UnitedHealth Group Inc.	6.500%	6/15/37	3,532	3,963
	UnitedHealth Group Inc.	6.875%	2/15/38	2,389	2,831
	UnitedHealth Group Inc.	3.500%	8/15/39	3,166	2,635
	UnitedHealth Group Inc.	2.750%	5/15/40	1,275	942
	UnitedHealth Group Inc.	5.700%	10/15/40	3,196	3,366
	UnitedHealth Group Inc.	5.950%	2/15/41	1,307	1,405
	UnitedHealth Group Inc.	3.050%	5/15/41	1,442	1,105
	UnitedHealth Group Inc.	4.625%	11/15/41	2,497	2,336
	UnitedHealth Group Inc.	4.375%	3/15/42	3,103	2,812
	UnitedHealth Group Inc.	3.950%	10/15/42	1,192	1,011
	UnitedHealth Group Inc.	4.250%	3/15/43	1,070	958
	UnitedHealth Group Inc.	4.750%	7/15/45	6,493	6,106
	UnitedHealth Group Inc.	4.200%	1/15/47	4,433	3,855
	UnitedHealth Group Inc.	4.250%	4/15/47	1,025	895
	UnitedHealth Group Inc.	3.750%	10/15/47	1,312	1,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.250%	6/15/48	3,713	3,240
	UnitedHealth Group Inc.	4.450%	12/15/48	5,465	4,924
	UnitedHealth Group Inc.	3.700%	8/15/49	4,388	3,482
	UnitedHealth Group Inc.	2.900%	5/15/50	1,761	1,218
	UnitedHealth Group Inc.	3.250%	5/15/51	4,641	3,388
	UnitedHealth Group Inc.	4.750%	5/15/52	7,789	7,282
	UnitedHealth Group Inc.	5.875%	2/15/53	7,859	8,598
	UnitedHealth Group Inc.	5.050%	4/15/53	4,625	4,539
	UnitedHealth Group Inc.	3.875%	8/15/59	2,271	1,792
	UnitedHealth Group Inc.	3.125%	5/15/60	783	532
	UnitedHealth Group Inc.	4.950%	5/15/62	6,315	5,959
	UnitedHealth Group Inc.	6.050%	2/15/63	5,677	6,291
	UnitedHealth Group Inc.	5.200%	4/15/63	5,595	5,478
	UPMC	5.035%	5/15/33	1,500	1,463
	UPMC	5.377%	5/15/43	1,050	1,018
	Utah Acquisition Sub Inc.	5.250%	6/15/46	4,098	3,141
	Viatris Inc.	3.850%	6/22/40	3,335	2,241
	Viatris Inc.	4.000%	6/22/50	6,048	3,871
[1]	WakeMed	3.286%	10/1/52	702	490
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,075	708
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	965	854
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,355	863
	Wyeth LLC	6.500%	2/1/34	2,132	2,411
	Wyeth LLC	6.000%	2/15/36	1,419	1,549
	Wyeth LLC	5.950%	4/1/37	6,251	6,875
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,338	815
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,092	1,087
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	380	321
	Zoetis Inc.	4.700%	2/1/43	3,595	3,291
	Zoetis Inc.	3.950%	9/12/47	1,664	1,351
	Zoetis Inc.	4.450%	8/20/48	1,311	1,149
	Zoetis Inc.	3.000%	5/15/50	1,780	1,222
					1,049,106
Industrials (8.3%)
[1]	3M Co.	5.700%	3/15/37	1,317	1,352
[1]	3M Co.	3.875%	6/15/44	565	444
[1]	3M Co.	3.125%	9/19/46	735	495
[1]	3M Co.	3.625%	10/15/47	3,759	2,735
[1]	3M Co.	4.000%	9/14/48	2,821	2,258
	3M Co.	3.250%	8/26/49	2,408	1,639
	3M Co.	3.700%	4/15/50	1,211	905
	ABB Finance USA Inc.	4.375%	5/8/42	1,394	1,247
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,703	1,397
	Boeing Co.	6.125%	2/15/33	324	339
	Boeing Co.	3.600%	5/1/34	2,286	1,935
	Boeing Co.	3.250%	2/1/35	3,133	2,522
	Boeing Co.	6.625%	2/15/38	1,510	1,615
	Boeing Co.	3.550%	3/1/38	807	626
	Boeing Co.	3.500%	3/1/39	947	714
	Boeing Co.	6.875%	3/15/39	989	1,081
	Boeing Co.	5.875%	2/15/40	1,666	1,659
	Boeing Co.	5.705%	5/1/40	7,723	7,614
	Boeing Co.	3.650%	3/1/47	1,286	905
	Boeing Co.	3.625%	3/1/48	666	463
	Boeing Co.	3.850%	11/1/48	717	522
	Boeing Co.	3.900%	5/1/49	2,408	1,806

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.750%	2/1/50	4,789	3,534
Boeing Co.	5.805%	5/1/50	18,316	17,982
Boeing Co.	3.825%	3/1/59	510	353
Boeing Co.	3.950%	8/1/59	3,576	2,570
Boeing Co.	5.930%	5/1/60	11,654	11,352
Burlington Northern Santa Fe LLC	6.200%	8/15/36	929	1,027
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,236	1,368
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,316	1,380
Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,342	2,296
Burlington Northern Santa Fe LLC	5.400%	6/1/41	901	911
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,111	1,069
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,170	1,052
Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,614	3,261
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,767	2,727
Burlington Northern Santa Fe LLC	4.900%	4/1/44	3,725	3,558
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,762	2,514
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,744	2,364
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,920	1,783
Burlington Northern Santa Fe LLC	3.900%	8/1/46	3,110	2,563
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,374	2,899
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,655	1,397
Burlington Northern Santa Fe LLC	3.550%	2/15/50	3,120	2,443
Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,071	2,856
Burlington Northern Santa Fe LLC	3.300%	9/15/51	5,335	3,915
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,180	797
Burlington Northern Santa Fe LLC	4.450%	1/15/53	4,189	3,803
Canadian National Railway Co.	6.250%	8/1/34	928	1,032
Canadian National Railway Co.	6.200%	6/1/36	1,596	1,773
Canadian National Railway Co.	6.375%	11/15/37	1,181	1,335
Canadian National Railway Co.	4.500%	11/7/43	200	173
Canadian National Railway Co.	3.200%	8/2/46	2,171	1,603
Canadian National Railway Co.	3.650%	2/3/48	1,572	1,269
Canadian National Railway Co.	4.450%	1/20/49	1,976	1,791
Canadian National Railway Co.	2.450%	5/1/50	1,019	638
Canadian National Railway Co.	4.400%	8/5/52	3,405	3,082
Canadian Pacific Railway Co.	4.800%	9/15/35	991	978
Canadian Pacific Railway Co.	5.950%	5/15/37	1,519	1,605
Canadian Pacific Railway Co.	3.000%	12/2/41	3,542	2,904
Canadian Pacific Railway Co.	4.300%	5/15/43	753	654
Canadian Pacific Railway Co.	4.800%	8/1/45	2,840	2,653
Canadian Pacific Railway Co.	4.950%	8/15/45	840	780
Canadian Pacific Railway Co.	4.700%	5/1/48	1,670	1,493
Canadian Pacific Railway Co.	3.500%	5/1/50	573	431
Canadian Pacific Railway Co.	3.100%	12/2/51	7,133	4,925
Canadian Pacific Railway Co.	4.200%	11/15/69	2,922	2,264
Canadian Pacific Railway Co.	6.125%	9/15/15	1,670	1,699
Carrier Global Corp.	3.377%	4/5/40	3,509	2,642
Carrier Global Corp.	3.577%	4/5/50	7,353	5,286
Caterpillar Inc.	6.050%	8/15/36	1,025	1,135
Caterpillar Inc.	5.200%	5/27/41	1,811	1,877
Caterpillar Inc.	3.803%	8/15/42	6,592	5,707
Caterpillar Inc.	4.300%	5/15/44	1,340	1,245
Caterpillar Inc.	3.250%	9/19/49	6,427	4,979
Caterpillar Inc.	3.250%	4/9/50	3,593	2,785
Caterpillar Inc.	4.750%	5/15/64	1,274	1,199
CSX Corp.	6.000%	10/1/36	365	389
CSX Corp.	6.150%	5/1/37	2,794	3,024
CSX Corp.	6.220%	4/30/40	1,479	1,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	5.500%	4/15/41	1,261	1,262
	CSX Corp.	4.750%	5/30/42	2,361	2,174
	CSX Corp.	4.400%	3/1/43	717	627
	CSX Corp.	4.100%	3/15/44	3,052	2,596
	CSX Corp.	3.800%	11/1/46	2,413	1,918
	CSX Corp.	4.300%	3/1/48	2,772	2,378
	CSX Corp.	4.750%	11/15/48	2,386	2,182
	CSX Corp.	4.500%	3/15/49	1,445	1,275
	CSX Corp.	3.350%	9/15/49	2,216	1,604
	CSX Corp.	3.800%	4/15/50	2,784	2,180
	CSX Corp.	3.950%	5/1/50	585	469
	CSX Corp.	2.500%	5/15/51	590	368
	CSX Corp.	4.500%	11/15/52	3,950	3,504
	CSX Corp.	4.500%	8/1/54	1,417	1,222
	CSX Corp.	4.250%	11/1/66	2,411	1,941
	CSX Corp.	4.650%	3/1/68	1,595	1,389
	Cummins Inc.	4.875%	10/1/43	998	941
	Cummins Inc.	2.600%	9/1/50	2,174	1,377
	Deere & Co.	3.900%	6/9/42	4,617	4,128
	Deere & Co.	2.875%	9/7/49	1,161	860
	Deere & Co.	3.750%	4/15/50	2,578	2,245
	Dover Corp.	5.375%	10/15/35	590	604
	Dover Corp.	5.375%	3/1/41	1,195	1,177
	Eaton Corp.	4.150%	11/2/42	4,933	4,302
	Eaton Corp.	3.915%	9/15/47	706	588
	Eaton Corp.	4.700%	8/23/52	2,945	2,777
	Emerson Electric Co.	5.250%	11/15/39	1,125	1,146
	Emerson Electric Co.	2.750%	10/15/50	3,120	2,038
	Emerson Electric Co.	2.800%	12/21/51	1,863	1,222
	FedEx Corp.	4.900%	1/15/34	1,857	1,816
	FedEx Corp.	3.900%	2/1/35	1,773	1,553
	FedEx Corp.	3.250%	5/15/41	2,323	1,712
	FedEx Corp.	3.875%	8/1/42	856	677
	FedEx Corp.	4.100%	4/15/43	1,819	1,449
	FedEx Corp.	5.100%	1/15/44	2,931	2,698
	FedEx Corp.	4.100%	2/1/45	1,300	1,038
	FedEx Corp.	4.750%	11/15/45	4,351	3,793
	FedEx Corp.	4.550%	4/1/46	4,295	3,615
	FedEx Corp.	4.400%	1/15/47	901	749
	FedEx Corp.	4.050%	2/15/48	3,429	2,689
	FedEx Corp.	4.950%	10/17/48	3,221	2,897
	FedEx Corp.	5.250%	5/15/50	4,451	4,212
[1]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,152	942
	Fortive Corp.	4.300%	6/15/46	1,753	1,390
	General Dynamics Corp.	4.250%	4/1/40	3,258	2,984
	General Dynamics Corp.	2.850%	6/1/41	1,755	1,316
	General Dynamics Corp.	3.600%	11/15/42	787	651
	General Dynamics Corp.	4.250%	4/1/50	2,084	1,886
[1]	General Electric Co.	5.875%	1/14/38	1,200	1,287
[1]	General Electric Co.	6.875%	1/10/39	2,024	2,375
	General Electric Co.	4.500%	3/11/44	1,140	1,004
	General Electric Co.	4.350%	5/1/50	1,216	1,044
	Honeywell International Inc.	4.500%	1/15/34	2,000	1,970
	Honeywell International Inc.	5.700%	3/15/36	843	909
	Honeywell International Inc.	5.700%	3/15/37	1,130	1,216
	Honeywell International Inc.	5.375%	3/1/41	1,836	1,899
	Honeywell International Inc.	3.812%	11/21/47	2,654	2,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	4.875%	9/15/41	1,674	1,662
	Illinois Tool Works Inc.	3.900%	9/1/42	1,850	1,621
	Jacobs Engineering Group Inc.	5.900%	3/1/33	519	514
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	753	687
[1]	Johnson Controls International plc	6.000%	1/15/36	1,785	1,869
[1]	Johnson Controls International plc	4.625%	7/2/44	2,690	2,379
	Johnson Controls International plc	4.500%	2/15/47	1,455	1,240
[1]	Johnson Controls International plc	4.950%	7/2/64	934	810
	L3Harris Technologies Inc.	4.854%	4/27/35	2,736	2,628
	L3Harris Technologies Inc.	6.150%	12/15/40	510	535
	Lockheed Martin Corp.	4.750%	2/15/34	1,500	1,499
	Lockheed Martin Corp.	3.600%	3/1/35	1,843	1,662
	Lockheed Martin Corp.	4.500%	5/15/36	2,056	2,006
[1]	Lockheed Martin Corp.	6.150%	9/1/36	1,852	2,056
	Lockheed Martin Corp.	5.720%	6/1/40	1,064	1,136
	Lockheed Martin Corp.	4.850%	9/15/41	330	309
	Lockheed Martin Corp.	4.070%	12/15/42	4,773	4,215
	Lockheed Martin Corp.	3.800%	3/1/45	6,234	5,196
	Lockheed Martin Corp.	4.700%	5/15/46	2,118	2,040
	Lockheed Martin Corp.	4.090%	9/15/52	5,027	4,313
	Lockheed Martin Corp.	4.150%	6/15/53	3,617	3,129
	Lockheed Martin Corp.	5.700%	11/15/54	3,885	4,212
	Lockheed Martin Corp.	5.200%	2/15/55	1,000	1,010
	Lockheed Martin Corp.	4.300%	6/15/62	2,135	1,856
	Lockheed Martin Corp.	5.900%	11/15/63	2,925	3,257
[1]	Nature Conservancy	3.957%	3/1/52	1,125	925
	Norfolk Southern Corp.	4.837%	10/1/41	1,645	1,505
	Norfolk Southern Corp.	3.950%	10/1/42	1,250	1,031
	Norfolk Southern Corp.	4.650%	1/15/46	500	444
	Norfolk Southern Corp.	3.942%	11/1/47	1,885	1,510
	Norfolk Southern Corp.	4.150%	2/28/48	380	312
	Norfolk Southern Corp.	4.100%	5/15/49	2,370	1,920
	Norfolk Southern Corp.	3.400%	11/1/49	3,206	2,278
	Norfolk Southern Corp.	3.050%	5/15/50	4,234	2,862
	Norfolk Southern Corp.	4.050%	8/15/52	3,062	2,485
	Norfolk Southern Corp.	3.700%	3/15/53	977	736
	Norfolk Southern Corp.	4.550%	6/1/53	4,605	4,042
	Norfolk Southern Corp.	3.155%	5/15/55	1,751	1,164
	Norfolk Southern Corp.	4.100%	5/15/21	2,255	1,544
	Northrop Grumman Corp.	5.150%	5/1/40	1,920	1,876
	Northrop Grumman Corp.	5.050%	11/15/40	2,471	2,389
	Northrop Grumman Corp.	4.750%	6/1/43	2,178	2,006
	Northrop Grumman Corp.	3.850%	4/15/45	1,865	1,502
	Northrop Grumman Corp.	4.030%	10/15/47	7,195	6,031
	Northrop Grumman Corp.	5.250%	5/1/50	2,677	2,669
	Northrop Grumman Corp.	4.950%	3/15/53	3,385	3,221
	nVent Finance Sarl	5.650%	5/15/33	1,500	1,468
	Otis Worldwide Corp.	3.112%	2/15/40	3,047	2,312
	Otis Worldwide Corp.	3.362%	2/15/50	2,007	1,442
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	1,513	1,398
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	1,155	1,253
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	1,735	1,546
	Parker-Hannifin Corp.	4.100%	3/1/47	2,023	1,697
	Parker-Hannifin Corp.	4.000%	6/14/49	2,933	2,415
	Precision Castparts Corp.	3.900%	1/15/43	846	712
	Precision Castparts Corp.	4.375%	6/15/45	1,161	1,033
	Raytheon Technologies Corp.	5.400%	5/1/35	302	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	6.050%	6/1/36	2,602	2,793
	Raytheon Technologies Corp.	6.125%	7/15/38	1,374	1,500
	Raytheon Technologies Corp.	4.450%	11/16/38	3,772	3,498
	Raytheon Technologies Corp.	4.875%	10/15/40	1,718	1,627
	Raytheon Technologies Corp.	4.700%	12/15/41	1,638	1,509
	Raytheon Technologies Corp.	4.500%	6/1/42	8,604	7,848
	Raytheon Technologies Corp.	4.800%	12/15/43	2,973	2,752
	Raytheon Technologies Corp.	4.150%	5/15/45	3,704	3,134
	Raytheon Technologies Corp.	3.750%	11/1/46	2,688	2,137
	Raytheon Technologies Corp.	4.350%	4/15/47	3,967	3,457
	Raytheon Technologies Corp.	4.050%	5/4/47	1,911	1,596
	Raytheon Technologies Corp.	4.625%	11/16/48	3,398	3,101
	Raytheon Technologies Corp.	3.125%	7/1/50	1,810	1,280
	Raytheon Technologies Corp.	2.820%	9/1/51	3,594	2,369
	Raytheon Technologies Corp.	3.030%	3/15/52	3,225	2,231
	Raytheon Technologies Corp.	5.375%	2/27/53	6,115	6,189
[2]	Regal Rexnord Corp.	6.400%	4/15/33	3,400	3,362
	Republic Services Inc.	5.000%	4/1/34	2,315	2,319
	Republic Services Inc.	6.200%	3/1/40	1,240	1,337
	Republic Services Inc.	5.700%	5/15/41	1,683	1,748
	Republic Services Inc.	3.050%	3/1/50	1,813	1,268
	Rockwell Automation Inc.	4.200%	3/1/49	1,119	988
	Rockwell Automation Inc.	2.800%	8/15/61	1,110	710
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,638	1,659
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,615	1,345
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	981	863
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	540	464
	Tyco Electronics Group SA	7.125%	10/1/37	1,660	1,926
	Union Pacific Corp.	4.500%	1/20/33	2,200	2,168
	Union Pacific Corp.	3.375%	2/1/35	2,651	2,292
	Union Pacific Corp.	2.891%	4/6/36	1,553	1,249
	Union Pacific Corp.	3.600%	9/15/37	1,861	1,599
[1]	Union Pacific Corp.	3.550%	8/15/39	1,923	1,597
	Union Pacific Corp.	3.200%	5/20/41	4,625	3,616
	Union Pacific Corp.	4.050%	3/1/46	1,563	1,303
	Union Pacific Corp.	3.350%	8/15/46	1,520	1,120
	Union Pacific Corp.	4.000%	4/15/47	2,864	2,374
	Union Pacific Corp.	3.250%	2/5/50	5,773	4,241
	Union Pacific Corp.	3.799%	10/1/51	4,126	3,337
	Union Pacific Corp.	2.950%	3/10/52	1,009	687
	Union Pacific Corp.	4.950%	9/9/52	3,270	3,207
	Union Pacific Corp.	3.500%	2/14/53	4,067	3,099
	Union Pacific Corp.	4.950%	5/15/53	4,270	4,157
	Union Pacific Corp.	3.875%	2/1/55	1,210	967
	Union Pacific Corp.	3.950%	8/15/59	2,153	1,715
	Union Pacific Corp.	3.839%	3/20/60	4,704	3,659
	Union Pacific Corp.	3.550%	5/20/61	1,195	869
	Union Pacific Corp.	2.973%	9/16/62	2,052	1,304
	Union Pacific Corp.	5.150%	1/20/63	2,107	2,071
	Union Pacific Corp.	4.100%	9/15/67	1,200	968
	Union Pacific Corp.	3.750%	2/5/70	1,766	1,322
	Union Pacific Corp.	3.799%	4/6/71	2,671	2,016
	Union Pacific Corp.	3.850%	2/14/72	1,811	1,380
	United Parcel Service Inc.	6.200%	1/15/38	5,670	6,351
	United Parcel Service Inc.	5.200%	4/1/40	2,025	2,057
	United Parcel Service Inc.	4.875%	11/15/40	1,777	1,738
	United Parcel Service Inc.	3.625%	10/1/42	545	450
	United Parcel Service Inc.	3.400%	11/15/46	700	546

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	3.750%	11/15/47	2,570	2,124
United Parcel Service Inc.	4.250%	3/15/49	3,164	2,790
United Parcel Service Inc.	3.400%	9/1/49	1,919	1,499
United Parcel Service Inc.	5.300%	4/1/50	2,790	2,903
United Parcel Service Inc.	5.050%	3/3/53	4,303	4,295
Valmont Industries Inc.	5.000%	10/1/44	1,195	1,048
Valmont Industries Inc.	5.250%	10/1/54	993	871
Waste Connections Inc.	3.050%	4/1/50	1,952	1,319
Waste Connections Inc.	2.950%	1/15/52	2,709	1,800
Waste Management Inc.	2.950%	6/1/41	2,913	2,152
Waste Management Inc.	4.150%	7/15/49	2,526	2,207
Waste Management Inc.	2.500%	11/15/50	500	314
WW Grainger Inc.	4.600%	6/15/45	3,219	2,998
WW Grainger Inc.	3.750%	5/15/46	1,546	1,232
WW Grainger Inc.	4.200%	5/15/47	340	294
Xylem Inc.	4.375%	11/1/46	1,203	1,019
				550,709
Materials (3.5%)
Air Products and Chemicals Inc.	2.700%	5/15/40	3,323	2,469
Air Products and Chemicals Inc.	2.800%	5/15/50	3,450	2,417
Albemarle Corp.	5.450%	12/1/44	960	890
Albemarle Corp.	5.650%	6/1/52	1,590	1,464
ArcelorMittal SA	7.000%	10/15/39	1,603	1,658
ArcelorMittal SA	6.750%	3/1/41	2,190	2,195
Barrick Gold Corp.	6.450%	10/15/35	589	629
Barrick North America Finance LLC	5.700%	5/30/41	1,140	1,152
Barrick North America Finance LLC	5.750%	5/1/43	3,210	3,263
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	5,084	5,278
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,307	3,803
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,741	7,583
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,163	975
CF Industries Inc.	5.150%	3/15/34	2,454	2,328
CF Industries Inc.	4.950%	6/1/43	2,827	2,363
CF Industries Inc.	5.375%	3/15/44	2,271	1,993
Dow Chemical Co.	4.250%	10/1/34	1,567	1,427
Dow Chemical Co.	9.400%	5/15/39	865	1,152
Dow Chemical Co.	5.250%	11/15/41	3,696	3,498
Dow Chemical Co.	4.375%	11/15/42	4,142	3,472
Dow Chemical Co.	4.625%	10/1/44	1,862	1,599
Dow Chemical Co.	5.550%	11/30/48	2,686	2,567
Dow Chemical Co.	4.800%	5/15/49	4,019	3,437
Dow Chemical Co.	3.600%	11/15/50	1,297	940
Dow Chemical Co.	6.900%	5/15/53	2,905	3,235
DuPont de Nemours Inc.	5.319%	11/15/38	4,657	4,583
DuPont de Nemours Inc.	5.419%	11/15/48	6,350	6,218
Eastman Chemical Co.	4.800%	9/1/42	992	858
Eastman Chemical Co.	4.650%	10/15/44	4,264	3,543
Ecolab Inc.	2.125%	8/15/50	1,273	741
Ecolab Inc.	2.700%	12/15/51	3,725	2,407
Ecolab Inc.	2.750%	8/18/55	2,940	1,831
FMC Corp.	4.500%	10/1/49	2,397	1,856
FMC Corp.	6.375%	5/18/53	500	496
Freeport-McMoRan Inc.	5.400%	11/14/34	3,791	3,636
Freeport-McMoRan Inc.	5.450%	3/15/43	4,695	4,256
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,098	830
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,249	1,866
International Paper Co.	5.000%	9/15/35	2,810	2,700
International Paper Co.	6.000%	11/15/41	2,249	2,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Paper Co.	4.800%	6/15/44	1,331	1,174
	International Paper Co.	4.400%	8/15/47	875	731
	International Paper Co.	4.350%	8/15/48	1,430	1,189
	Lafarge SA	7.125%	7/15/36	910	997
	Linde Inc.	3.550%	11/7/42	890	719
	Linde Inc.	2.000%	8/10/50	1,216	686
	Lubrizol Corp.	6.500%	10/1/34	938	1,103
	LYB International Finance BV	5.250%	7/15/43	1,845	1,646
	LYB International Finance BV	4.875%	3/15/44	755	651
	LYB International Finance III LLC	3.375%	10/1/40	4,539	3,263
	LYB International Finance III LLC	4.200%	10/15/49	3,830	2,859
	LYB International Finance III LLC	4.200%	5/1/50	5,478	4,087
	LYB International Finance III LLC	3.625%	4/1/51	1,755	1,199
	LYB International Finance III LLC	3.800%	10/1/60	3,151	2,073
	LyondellBasell Industries NV	4.625%	2/26/55	776	616
	Martin Marietta Materials Inc.	4.250%	12/15/47	2,258	1,856
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,055	1,404
	Mosaic Co.	5.450%	11/15/33	2,131	2,067
	Mosaic Co.	4.875%	11/15/41	1,889	1,599
	Mosaic Co.	5.625%	11/15/43	1,370	1,257
[1]	Newmont Corp.	5.875%	4/1/35	1,742	1,804
	Newmont Corp.	6.250%	10/1/39	1,596	1,678
	Newmont Corp.	4.875%	3/15/42	4,590	4,254
	Newmont Corp.	5.450%	6/9/44	1,903	1,884
	Nucor Corp.	6.400%	12/1/37	1,500	1,677
	Nucor Corp.	5.200%	8/1/43	780	762
	Nucor Corp.	2.979%	12/15/55	3,961	2,467
	Nutrien Ltd.	4.125%	3/15/35	1,420	1,259
	Nutrien Ltd.	5.875%	12/1/36	1,833	1,889
	Nutrien Ltd.	5.625%	12/1/40	620	599
	Nutrien Ltd.	4.900%	6/1/43	2,541	2,257
	Nutrien Ltd.	5.250%	1/15/45	2,537	2,334
	Nutrien Ltd.	5.000%	4/1/49	2,000	1,775
	Nutrien Ltd.	3.950%	5/13/50	1,195	905
	Nutrien Ltd.	5.800%	3/27/53	2,066	2,032
	Packaging Corp. of America	4.050%	12/15/49	1,786	1,401
	Packaging Corp. of America	3.050%	10/1/51	2,615	1,698
	Rio Tinto Alcan Inc.	6.125%	12/15/33	2,791	3,016
	Rio Tinto Alcan Inc.	5.750%	6/1/35	3,902	4,046
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,417	3,426
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,680	1,775
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,261	1,192
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,432	1,244
	Rio Tinto Finance USA plc	5.125%	3/9/53	3,300	3,278
	RPM International Inc.	5.250%	6/1/45	942	836
	RPM International Inc.	4.250%	1/15/48	2,005	1,516
	Sherwin-Williams Co.	4.000%	12/15/42	952	762
	Sherwin-Williams Co.	4.550%	8/1/45	1,586	1,344
	Sherwin-Williams Co.	4.500%	6/1/47	3,152	2,691
	Sherwin-Williams Co.	3.800%	8/15/49	2,897	2,179
	Sherwin-Williams Co.	3.300%	5/15/50	1,560	1,070
	Sherwin-Williams Co.	2.900%	3/15/52	1,614	1,003
	Sonoco Products Co.	5.750%	11/1/40	1,208	1,195
	Southern Copper Corp.	7.500%	7/27/35	2,960	3,372
	Southern Copper Corp.	6.750%	4/16/40	3,464	3,751
	Southern Copper Corp.	5.250%	11/8/42	4,042	3,771
	Southern Copper Corp.	5.875%	4/23/45	4,852	4,925
	Steel Dynamics Inc.	3.250%	10/15/50	1,350	883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teck Resources Ltd.	6.000%	8/15/40	2,109	2,046
	Teck Resources Ltd.	5.200%	3/1/42	559	501
	Teck Resources Ltd.	5.400%	2/1/43	1,668	1,514
	Vale Overseas Ltd.	8.250%	1/17/34	1,184	1,381
	Vale Overseas Ltd.	6.875%	11/21/36	5,661	5,894
	Vale Overseas Ltd.	6.875%	11/10/39	3,863	3,983
	Vale SA	5.625%	9/11/42	1,325	1,262
	Vulcan Materials Co.	4.500%	6/15/47	2,675	2,293
	Vulcan Materials Co.	4.700%	3/1/48	565	499
	Westlake Corp.	2.875%	8/15/41	1,785	1,184
	Westlake Corp.	5.000%	8/15/46	2,013	1,725
	Westlake Corp.	4.375%	11/15/47	1,888	1,466
	Westlake Corp.	3.125%	8/15/51	1,901	1,172
	Westlake Corp.	3.375%	8/15/61	1,460	878
	WRKCo Inc.	3.000%	6/15/33	2,729	2,213
					237,023
Real Estate (1.4%)
	Agree LP	2.600%	6/15/33	395	306
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	5,253	4,176
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	1,710	1,593
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	3,147	2,597
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,549	1,870
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,934	1,162
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	2,017	1,357
	American Homes 4 Rent LP	3.375%	7/15/51	753	482
	American Homes 4 Rent LP	4.300%	4/15/52	1,075	810
	American Tower Corp.	5.550%	7/15/33	2,800	2,815
	American Tower Corp.	3.700%	10/15/49	1,878	1,319
	American Tower Corp.	3.100%	6/15/50	3,163	2,022
	American Tower Corp.	2.950%	1/15/51	3,320	2,051
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,900	1,449
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	450	376
	Boston Properties LP	2.450%	10/1/33	3,964	2,770
	Boston Properties LP	6.500%	1/15/34	422	412
	Camden Property Trust	3.350%	11/1/49	1,127	808
	Corporate Office Properties LP	2.900%	12/1/33	1,724	1,190
	Crown Castle Inc.	2.900%	4/1/41	3,826	2,639
	Crown Castle Inc.	4.750%	5/15/47	1,050	894
	Crown Castle Inc.	5.200%	2/15/49	1,044	951
	Crown Castle Inc.	4.000%	11/15/49	1,291	974
	Crown Castle Inc.	4.150%	7/1/50	1,488	1,156
	Crown Castle Inc.	3.250%	1/15/51	3,087	2,051
	Equinix Inc.	3.000%	7/15/50	2,112	1,340
	Equinix Inc.	2.950%	9/15/51	1,677	1,045
	Equinix Inc.	3.400%	2/15/52	700	481
	ERP Operating LP	4.500%	7/1/44	2,488	2,157
	ERP Operating LP	4.500%	6/1/45	1,807	1,512
	ERP Operating LP	4.000%	8/1/47	508	395
	Essex Portfolio LP	4.500%	3/15/48	1,235	995
	Essex Portfolio LP	2.650%	9/1/50	992	557
	Federal Realty Investment Trust	4.500%	12/1/44	1,872	1,476
	Healthpeak OP LLC	6.750%	2/1/41	576	600
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,305	989
	Kilroy Realty LP	2.500%	11/15/32	552	366
	Kilroy Realty LP	2.650%	11/15/33	1,496	990
	Kimco Realty OP LLC	4.250%	4/1/45	816	617
	Kimco Realty OP LLC	4.125%	12/1/46	1,203	886
	Kimco Realty OP LLC	4.450%	9/1/47	1,190	929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty OP LLC	3.700%	10/1/49	1,582	1,101
	Mid-America Apartments LP	2.875%	9/15/51	880	560
	NNN REIT Inc.	4.800%	10/15/48	2,566	2,104
	NNN REIT Inc.	3.100%	4/15/50	402	247
	NNN REIT Inc.	3.000%	4/15/52	232	139
	Prologis LP	4.375%	9/15/48	1,060	898
	Prologis LP	3.050%	3/1/50	1,213	830
	Prologis LP	3.000%	4/15/50	2,270	1,515
	Prologis LP	2.125%	10/15/50	1,714	958
	Prologis LP	5.250%	6/15/53	1,470	1,433
	Realty Income Corp.	1.800%	3/15/33	1,068	784
	Realty Income Corp.	4.650%	3/15/47	1,785	1,580
	Regency Centers LP	4.400%	2/1/47	903	725
	Regency Centers LP	4.650%	3/15/49	1,130	937
	Simon Property Group LP	6.750%	2/1/40	1,326	1,440
	Simon Property Group LP	4.750%	3/15/42	2,180	1,875
	Simon Property Group LP	4.250%	10/1/44	1,768	1,412
	Simon Property Group LP	4.250%	11/30/46	1,002	794
	Simon Property Group LP	3.250%	9/13/49	3,760	2,481
	Simon Property Group LP	3.800%	7/15/50	2,955	2,173
	Simon Property Group LP	5.850%	3/8/53	2,069	2,022
[1]	UDR Inc.	1.900%	3/15/33	1,154	850
[1]	UDR Inc.	2.100%	6/15/33	728	536
	UDR Inc.	3.100%	11/1/34	400	322
	Ventas Realty LP	5.700%	9/30/43	2,302	2,158
	Ventas Realty LP	4.375%	2/1/45	1,043	822
	VICI Properties LP	5.625%	5/15/52	2,265	1,997
	Welltower OP LLC	6.500%	3/15/41	1,608	1,633
	Welltower OP LLC	4.950%	9/1/48	1,465	1,297
	Weyerhaeuser Co.	4.000%	3/9/52	2,606	2,034
					91,222
Technology (8.9%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	1,800	1,627
	Analog Devices Inc.	2.800%	10/1/41	2,175	1,612
	Analog Devices Inc.	5.300%	12/15/45	950	949
	Analog Devices Inc.	2.950%	10/1/51	3,279	2,288
	Apple Inc.	4.500%	2/23/36	4,270	4,375
	Apple Inc.	2.375%	2/8/41	3,961	2,910
	Apple Inc.	3.850%	5/4/43	9,807	8,717
	Apple Inc.	4.450%	5/6/44	2,348	2,293
	Apple Inc.	3.450%	2/9/45	6,280	5,258
	Apple Inc.	4.375%	5/13/45	6,524	6,169
	Apple Inc.	4.650%	2/23/46	13,076	12,935
	Apple Inc.	3.850%	8/4/46	5,075	4,444
	Apple Inc.	4.250%	2/9/47	3,334	3,159
	Apple Inc.	3.750%	9/12/47	3,422	2,925
	Apple Inc.	3.750%	11/13/47	3,778	3,243
	Apple Inc.	2.950%	9/11/49	3,782	2,785
	Apple Inc.	2.650%	5/11/50	5,654	3,891
	Apple Inc.	2.400%	8/20/50	5,398	3,535
	Apple Inc.	2.650%	2/8/51	7,280	4,979
	Apple Inc.	2.700%	8/5/51	6,205	4,287
	Apple Inc.	3.950%	8/8/52	7,875	6,868
	Apple Inc.	4.850%	5/10/53	3,913	3,927
	Apple Inc.	2.550%	8/20/60	5,466	3,534
	Apple Inc.	2.800%	2/8/61	4,578	3,024
	Apple Inc.	2.850%	8/5/61	5,130	3,427
	Apple Inc.	4.100%	8/8/62	4,321	3,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	5.100%	10/1/35	1,315	1,346
	Applied Materials Inc.	5.850%	6/15/41	1,948	2,110
	Applied Materials Inc.	4.350%	4/1/47	2,908	2,681
	Applied Materials Inc.	2.750%	6/1/50	2,908	2,025
[2]	Broadcom Inc.	3.469%	4/15/34	10,134	8,260
[2]	Broadcom Inc.	3.137%	11/15/35	11,143	8,492
[2]	Broadcom Inc.	3.187%	11/15/36	9,044	6,772
[2]	Broadcom Inc.	4.926%	5/15/37	8,327	7,467
[2]	Broadcom Inc.	3.500%	2/15/41	7,618	5,622
[2]	Broadcom Inc.	3.750%	2/15/51	6,791	4,904
	Cisco Systems Inc.	5.900%	2/15/39	6,735	7,389
	Cisco Systems Inc.	5.500%	1/15/40	6,126	6,455
	Corning Inc.	4.700%	3/15/37	580	543
	Corning Inc.	5.750%	8/15/40	1,174	1,188
	Corning Inc.	4.750%	3/15/42	1,650	1,517
	Corning Inc.	5.350%	11/15/48	1,449	1,391
	Corning Inc.	3.900%	11/15/49	1,274	928
	Corning Inc.	4.375%	11/15/57	2,360	1,888
	Corning Inc.	5.850%	11/15/68	1,132	1,072
	Corning Inc.	5.450%	11/15/79	3,535	3,126
	Dell Inc.	6.500%	4/15/38	1,224	1,245
	Dell International LLC	8.100%	7/15/36	3,001	3,466
[2]	Dell International LLC	3.375%	12/15/41	3,400	2,342
	Dell International LLC	8.350%	7/15/46	2,322	2,740
[2]	Dell International LLC	3.450%	12/15/51	4,080	2,622
	Fidelity National Information Services Inc.	3.100%	3/1/41	3,445	2,363
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,696	1,358
	Fiserv Inc.	4.400%	7/1/49	5,341	4,404
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,627	1,722
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,736	4,828
	HP Inc.	6.000%	9/15/41	4,229	4,206
	Intel Corp.	4.600%	3/25/40	2,000	1,837
	Intel Corp.	2.800%	8/12/41	3,015	2,108
	Intel Corp.	4.800%	10/1/41	2,067	1,900
	Intel Corp.	4.250%	12/15/42	2,237	1,905
	Intel Corp.	5.625%	2/10/43	4,085	4,082
	Intel Corp.	4.900%	7/29/45	1,274	1,224
	Intel Corp.	4.100%	5/19/46	3,618	2,957
	Intel Corp.	4.100%	5/11/47	3,954	3,221
	Intel Corp.	3.734%	12/8/47	5,611	4,283
	Intel Corp.	3.250%	11/15/49	6,194	4,229
	Intel Corp.	4.750%	3/25/50	6,956	6,123
	Intel Corp.	3.050%	8/12/51	3,703	2,431
	Intel Corp.	4.900%	8/5/52	5,705	5,131
	Intel Corp.	5.700%	2/10/53	7,272	7,195
	Intel Corp.	3.100%	2/15/60	3,227	1,987
	Intel Corp.	4.950%	3/25/60	3,015	2,685
	Intel Corp.	3.200%	8/12/61	1,046	664
	Intel Corp.	5.050%	8/5/62	3,375	2,999
	Intel Corp.	5.900%	2/10/63	4,105	4,088
	International Business Machines Corp.	4.150%	5/15/39	6,438	5,611
	International Business Machines Corp.	5.600%	11/30/39	2,100	2,146
	International Business Machines Corp.	2.850%	5/15/40	2,335	1,679
	International Business Machines Corp.	4.000%	6/20/42	3,181	2,653
	International Business Machines Corp.	4.700%	2/19/46	1,977	1,752
	International Business Machines Corp.	4.250%	5/15/49	8,008	6,708
	International Business Machines Corp.	2.950%	5/15/50	1,840	1,205
	International Business Machines Corp.	3.430%	2/9/52	1,015	726

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
International Business Machines Corp.	4.900%	7/27/52	1,785	1,633
International Business Machines Corp.	5.100%	2/6/53	3,690	3,493
International Business Machines Corp.	7.125%	12/1/96	1,055	1,319
Juniper Networks Inc.	5.950%	3/15/41	1,288	1,252
KLA Corp.	5.000%	3/15/49	860	818
KLA Corp.	3.300%	3/1/50	2,354	1,746
KLA Corp.	4.950%	7/15/52	4,101	3,959
KLA Corp.	5.250%	7/15/62	2,463	2,416
Kyndryl Holdings Inc.	4.100%	10/15/41	1,700	1,092
Lam Research Corp.	4.875%	3/15/49	3,302	3,155
Lam Research Corp.	2.875%	6/15/50	909	625
Lam Research Corp.	3.125%	6/15/60	1,598	1,066
Micron Technology Inc.	5.875%	9/15/33	2,845	2,799
Micron Technology Inc.	3.366%	11/1/41	1,640	1,116
Micron Technology Inc.	3.477%	11/1/51	938	602
Microsoft Corp.	3.500%	2/12/35	3,637	3,432
Microsoft Corp.	4.200%	11/3/35	3,183	3,167
Microsoft Corp.	3.450%	8/8/36	4,362	3,987
Microsoft Corp.	4.100%	2/6/37	5,938	5,804
Microsoft Corp.	5.200%	6/1/39	125	136
Microsoft Corp.	4.500%	10/1/40	1,822	1,842
Microsoft Corp.	5.300%	2/8/41	1,946	2,142
Microsoft Corp.	3.500%	11/15/42	2,599	2,243
Microsoft Corp.	3.750%	2/12/45	1,655	1,488
Microsoft Corp.	4.450%	11/3/45	3,283	3,243
Microsoft Corp.	3.700%	8/8/46	5,847	5,100
Microsoft Corp.	4.250%	2/6/47	3,595	3,483
Microsoft Corp.	2.525%	6/1/50	21,422	14,750
Microsoft Corp.	2.921%	3/17/52	17,338	12,828
Microsoft Corp.	4.000%	2/12/55	1,490	1,345
Microsoft Corp.	3.950%	8/8/56	963	858
Microsoft Corp.	4.500%	2/6/57	2,341	2,328
Microsoft Corp.	2.675%	6/1/60	10,803	7,216
Microsoft Corp.	3.041%	3/17/62	6,189	4,492
Moody's Corp.	2.750%	8/19/41	2,550	1,790
Moody's Corp.	5.250%	7/15/44	1,365	1,322
Moody's Corp.	4.875%	12/17/48	424	390
Moody's Corp.	3.250%	5/20/50	700	493
Moody's Corp.	3.750%	2/25/52	1,265	983
Moody's Corp.	3.100%	11/29/61	2,749	1,759
Motorola Solutions Inc.	5.500%	9/1/44	1,049	979
Nokia OYJ	6.625%	5/15/39	1,725	1,671
NVIDIA Corp.	3.500%	4/1/40	2,936	2,488
NVIDIA Corp.	3.500%	4/1/50	5,720	4,587
NVIDIA Corp.	3.700%	4/1/60	2,603	2,057
NXP BV	3.250%	5/11/41	3,245	2,317
NXP BV	3.125%	2/15/42	1,140	789
NXP BV	3.250%	11/30/51	1,280	830
Oracle Corp.	4.300%	7/8/34	3,773	3,396
Oracle Corp.	3.900%	5/15/35	3,126	2,679
Oracle Corp.	3.850%	7/15/36	3,055	2,544
Oracle Corp.	3.800%	11/15/37	6,594	5,363
Oracle Corp.	6.500%	4/15/38	3,816	4,076
Oracle Corp.	6.125%	7/8/39	5,362	5,500
Oracle Corp.	3.600%	4/1/40	7,283	5,509
Oracle Corp.	5.375%	7/15/40	8,249	7,849
Oracle Corp.	3.650%	3/25/41	6,630	5,002
Oracle Corp.	4.500%	7/8/44	5,139	4,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.125%	5/15/45	5,545	4,274
	Oracle Corp.	4.000%	7/15/46	9,526	7,122
	Oracle Corp.	4.000%	11/15/47	4,953	3,688
	Oracle Corp.	3.600%	4/1/50	13,855	9,561
	Oracle Corp.	3.950%	3/25/51	9,748	7,137
	Oracle Corp.	6.900%	11/9/52	8,034	8,742
	Oracle Corp.	5.550%	2/6/53	7,712	7,205
	Oracle Corp.	4.375%	5/15/55	7,750	5,994
	Oracle Corp.	3.850%	4/1/60	7,518	5,076
	Oracle Corp.	4.100%	3/25/61	4,675	3,327
	QUALCOMM Inc.	4.650%	5/20/35	3,289	3,267
	QUALCOMM Inc.	4.800%	5/20/45	4,775	4,539
	QUALCOMM Inc.	4.300%	5/20/47	4,538	4,024
	QUALCOMM Inc.	3.250%	5/20/50	2,495	1,841
	QUALCOMM Inc.	4.500%	5/20/52	3,101	2,759
	QUALCOMM Inc.	6.000%	5/20/53	3,543	3,836
	Quanta Services Inc.	3.050%	10/1/41	1,067	730
	S&P Global Inc.	3.250%	12/1/49	2,115	1,552
	S&P Global Inc.	3.700%	3/1/52	2,804	2,262
	S&P Global Inc.	2.300%	8/15/60	2,266	1,266
	S&P Global Inc.	3.900%	3/1/62	1,300	1,047
	Salesforce Inc.	2.700%	7/15/41	4,585	3,308
	Salesforce Inc.	2.900%	7/15/51	4,834	3,317
	Salesforce Inc.	3.050%	7/15/61	4,920	3,241
	Texas Instruments Inc.	3.875%	3/15/39	1,974	1,748
	Texas Instruments Inc.	4.150%	5/15/48	4,414	3,920
	Texas Instruments Inc.	2.700%	9/15/51	567	384
	Texas Instruments Inc.	4.100%	8/16/52	1,285	1,123
	Texas Instruments Inc.	5.000%	3/14/53	2,725	2,715
	Texas Instruments Inc.	5.050%	5/18/63	3,756	3,673
	TSMC Arizona Corp.	3.125%	10/25/41	2,422	1,916
	TSMC Arizona Corp.	3.250%	10/25/51	1,816	1,374
	TSMC Arizona Corp.	4.500%	4/22/52	4,948	4,707
	Verisk Analytics Inc.	5.500%	6/15/45	1,089	1,044
	Verisk Analytics Inc.	3.625%	5/15/50	1,489	1,064
	Workday Inc.	3.800%	4/1/32	50	45
					595,288
Utilities (12.3%)
	AEP Texas Inc.	3.800%	10/1/47	984	735
[1]	AEP Texas Inc.	4.150%	5/1/49	1,111	878
[1]	AEP Texas Inc.	3.450%	1/15/50	1,599	1,137
	AEP Texas Inc.	3.450%	5/15/51	563	401
	AEP Texas Inc.	5.250%	5/15/52	2,229	2,093
	AEP Transmission Co. LLC	4.000%	12/1/46	1,377	1,155
	AEP Transmission Co. LLC	3.750%	12/1/47	2,578	2,044
	AEP Transmission Co. LLC	4.250%	9/15/48	1,117	953
	AEP Transmission Co. LLC	3.800%	6/15/49	1,043	825
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	1,855	1,427
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	535	341
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	1,675	1,481
	AEP Transmission Co. LLC	5.400%	3/15/53	2,700	2,742
	Alabama Power Co.	6.125%	5/15/38	1,469	1,586
	Alabama Power Co.	6.000%	3/1/39	919	961
	Alabama Power Co.	3.850%	12/1/42	358	293
	Alabama Power Co.	4.150%	8/15/44	994	828
	Alabama Power Co.	3.750%	3/1/45	3,312	2,596
	Alabama Power Co.	4.300%	1/2/46	1,616	1,363
[1]	Alabama Power Co.	3.700%	12/1/47	1,801	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Alabama Power Co.	4.300%	7/15/48	1,981	1,669
	Alabama Power Co.	3.450%	10/1/49	1,354	989
	Alabama Power Co.	3.125%	7/15/51	2,299	1,564
	Alabama Power Co.	3.000%	3/15/52	580	387
	Ameren Illinois Co.	4.150%	3/15/46	1,897	1,580
	Ameren Illinois Co.	3.700%	12/1/47	1,199	961
	Ameren Illinois Co.	4.500%	3/15/49	2,183	1,957
	Ameren Illinois Co.	3.250%	3/15/50	1,772	1,280
	Ameren Illinois Co.	2.900%	6/15/51	1,120	751
	Ameren Illinois Co.	5.900%	12/1/52	862	935
	American Electric Power Co. Inc.	3.250%	3/1/50	876	592
	American Water Capital Corp.	6.593%	10/15/37	1,120	1,260
	American Water Capital Corp.	4.300%	12/1/42	1,050	920
	American Water Capital Corp.	4.300%	9/1/45	1,166	998
	American Water Capital Corp.	4.000%	12/1/46	472	377
	American Water Capital Corp.	3.750%	9/1/47	3,381	2,639
	American Water Capital Corp.	4.200%	9/1/48	3,085	2,546
	American Water Capital Corp.	4.150%	6/1/49	2,280	1,891
	American Water Capital Corp.	3.450%	5/1/50	1,042	768
	American Water Capital Corp.	3.250%	6/1/51	1,791	1,274
	Appalachian Power Co.	7.000%	4/1/38	2,696	3,058
	Appalachian Power Co.	4.400%	5/15/44	1,107	921
	Appalachian Power Co.	4.450%	6/1/45	1,124	935
[1]	Appalachian Power Co.	4.500%	3/1/49	2,341	1,952
[1]	Appalachian Power Co.	3.700%	5/1/50	1,569	1,164
	Arizona Public Service Co.	5.050%	9/1/41	1,502	1,362
	Arizona Public Service Co.	4.500%	4/1/42	2,346	1,985
	Arizona Public Service Co.	4.350%	11/15/45	660	527
	Arizona Public Service Co.	3.750%	5/15/46	1,008	742
	Arizona Public Service Co.	4.200%	8/15/48	847	656
	Arizona Public Service Co.	4.250%	3/1/49	1,038	812
	Arizona Public Service Co.	3.500%	12/1/49	989	688
	Arizona Public Service Co.	3.350%	5/15/50	993	675
	Arizona Public Service Co.	2.650%	9/15/50	610	368
	Atmos Energy Corp.	5.500%	6/15/41	457	454
	Atmos Energy Corp.	4.150%	1/15/43	393	336
	Atmos Energy Corp.	4.125%	10/15/44	2,227	1,870
	Atmos Energy Corp.	4.300%	10/1/48	1,575	1,359
	Atmos Energy Corp.	4.125%	3/15/49	3,952	3,295
	Atmos Energy Corp.	3.375%	9/15/49	2,996	2,198
	Atmos Energy Corp.	2.850%	2/15/52	550	370
	Atmos Energy Corp.	5.750%	10/15/52	2,165	2,269
	Avista Corp.	4.350%	6/1/48	926	804
	Avista Corp.	4.000%	4/1/52	1,346	1,066
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,016	1,114
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,437	1,089
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,135	1,661
	Baltimore Gas & Electric Co.	4.250%	9/15/48	506	426
	Baltimore Gas & Electric Co.	3.200%	9/15/49	715	510
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,075	714
	Baltimore Gas & Electric Co.	4.550%	6/1/52	3,036	2,694
	Baltimore Gas & Electric Co.	5.400%	6/1/53	1,000	1,002
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	6,361	6,872
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	904	958
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,712	1,643
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,983	2,621
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,511	2,762
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	1,371	1,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	4,860	4,077
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,000	1,313
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	3,680	3,249
	Black Hills Corp.	4.350%	5/1/33	906	814
	Black Hills Corp.	4.200%	9/15/46	1,171	914
	Black Hills Corp.	3.875%	10/15/49	981	716
[1]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,325	1,528
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,516	1,200
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,569	1,406
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,199	2,625
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	794	690
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,967	1,322
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	2,800	2,106
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,056	998
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,775	1,805
	CenterPoint Energy Inc.	3.700%	9/1/49	762	564
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,248	1,278
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	454	370
	Cleco Corporate Holdings LLC	4.973%	5/1/46	1,021	850
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,551	1,562
	CMS Energy Corp.	4.875%	3/1/44	2,332	2,124
	Commonwealth Edison Co.	5.900%	3/15/36	2,250	2,377
	Commonwealth Edison Co.	6.450%	1/15/38	1,311	1,466
	Commonwealth Edison Co.	3.800%	10/1/42	500	408
	Commonwealth Edison Co.	4.600%	8/15/43	1,045	947
	Commonwealth Edison Co.	4.700%	1/15/44	1,781	1,638
	Commonwealth Edison Co.	3.700%	3/1/45	2,182	1,712
	Commonwealth Edison Co.	4.350%	11/15/45	2,098	1,820
	Commonwealth Edison Co.	3.650%	6/15/46	2,803	2,187
[1]	Commonwealth Edison Co.	3.750%	8/15/47	1,325	1,044
	Commonwealth Edison Co.	4.000%	3/1/48	1,330	1,102
	Commonwealth Edison Co.	4.000%	3/1/49	2,119	1,737
[1]	Commonwealth Edison Co.	3.200%	11/15/49	902	639
	Commonwealth Edison Co.	3.000%	3/1/50	1,100	752
[1]	Commonwealth Edison Co.	3.125%	3/15/51	1,915	1,328
[1]	Commonwealth Edison Co.	2.750%	9/1/51	390	251
[1]	Commonwealth Edison Co.	3.850%	3/15/52	1,830	1,455
	Commonwealth Edison Co.	5.300%	2/1/53	2,162	2,168
	Connecticut Light & Power Co.	4.300%	4/15/44	1,441	1,247
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	792	667
	Connecticut Light & Power Co.	4.000%	4/1/48	2,759	2,295
	Connecticut Light & Power Co.	5.250%	1/15/53	1,640	1,647
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	926	935
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,273	1,319
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,245	1,332
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	565	613
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	551	626
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	629	616
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,894	2,889
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,716	1,461
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,057	862
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	5,058	4,394
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	4,964	4,281
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,033	803
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	3,522	2,756
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,653	2,339
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,615	1,299
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,355	931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	4,119	4,442
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,785	1,522
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	2,365	1,883
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,031	801
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,122	1,769
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,298	931
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	855	531
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	750	535
	Constellation Energy Generation LLC	5.800%	3/1/33	541	556
	Constellation Energy Generation LLC	6.250%	10/1/39	1,180	1,223
	Constellation Energy Generation LLC	5.750%	10/1/41	2,720	2,609
	Constellation Energy Generation LLC	5.600%	6/15/42	2,011	1,944
	Consumers Energy Co.	3.950%	5/15/43	885	739
	Consumers Energy Co.	3.250%	8/15/46	956	696
	Consumers Energy Co.	3.950%	7/15/47	415	343
	Consumers Energy Co.	4.050%	5/15/48	2,011	1,687
	Consumers Energy Co.	4.350%	4/15/49	813	715
	Consumers Energy Co.	3.750%	2/15/50	2,049	1,621
	Consumers Energy Co.	3.100%	8/15/50	1,074	760
	Consumers Energy Co.	3.500%	8/1/51	859	649
	Consumers Energy Co.	2.650%	8/15/52	213	136
	Consumers Energy Co.	4.200%	9/1/52	2,337	1,990
	Consumers Energy Co.	2.500%	5/1/60	769	436
	Dayton Power & Light Co.	3.950%	6/15/49	1,267	996
	Delmarva Power & Light Co.	4.150%	5/15/45	995	819
[1]	Dominion Energy Inc.	5.250%	8/1/33	959	943
[1]	Dominion Energy Inc.	5.950%	6/15/35	1,964	2,043
	Dominion Energy Inc.	7.000%	6/15/38	710	788
[1]	Dominion Energy Inc.	3.300%	4/15/41	3,185	2,347
[1]	Dominion Energy Inc.	4.900%	8/1/41	1,389	1,230
[1]	Dominion Energy Inc.	4.050%	9/15/42	1,599	1,261
	Dominion Energy Inc.	4.700%	12/1/44	1,921	1,659
[1]	Dominion Energy Inc.	4.600%	3/15/49	1,130	956
[1]	Dominion Energy Inc.	4.850%	8/15/52	1,197	1,041
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,595	1,620
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	795	860
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,775	1,752
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,881	1,687
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,140	1,093
	DTE Electric Co.	5.200%	4/1/33	1,625	1,658
[1]	DTE Electric Co.	4.000%	4/1/43	445	372
	DTE Electric Co.	4.300%	7/1/44	1,527	1,325
	DTE Electric Co.	3.700%	3/15/45	1,174	930
	DTE Electric Co.	3.700%	6/1/46	1,377	1,066
	DTE Electric Co.	3.750%	8/15/47	1,440	1,135
[1]	DTE Electric Co.	4.050%	5/15/48	1,766	1,468
	DTE Electric Co.	3.950%	3/1/49	1,000	821
	DTE Electric Co.	2.950%	3/1/50	1,422	967
[1]	DTE Electric Co.	3.250%	4/1/51	1,915	1,373
[1]	DTE Electric Co.	3.650%	3/1/52	1,226	946
	DTE Electric Co.	5.400%	4/1/53	3,259	3,315
	Duke Energy Carolinas LLC	6.100%	6/1/37	624	659
	Duke Energy Carolinas LLC	6.000%	1/15/38	1,266	1,348
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,847	1,977
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,854	2,878
	Duke Energy Carolinas LLC	4.250%	12/15/41	2,116	1,835
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,085	1,725
	Duke Energy Carolinas LLC	3.750%	6/1/45	355	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	3.875%	3/15/46	909	729
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,645	1,275
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,357	2,723
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,676	1,191
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,635	1,201
	Duke Energy Carolinas LLC	3.550%	3/15/52	2,345	1,777
	Duke Energy Carolinas LLC	5.350%	1/15/53	3,810	3,810
	Duke Energy Corp.	3.300%	6/15/41	1,095	803
	Duke Energy Corp.	4.800%	12/15/45	1,999	1,784
	Duke Energy Corp.	3.750%	9/1/46	4,231	3,180
	Duke Energy Corp.	3.950%	8/15/47	2,037	1,556
	Duke Energy Corp.	4.200%	6/15/49	1,701	1,344
	Duke Energy Corp.	3.500%	6/15/51	2,368	1,673
	Duke Energy Corp.	5.000%	8/15/52	4,486	4,002
	Duke Energy Florida LLC	6.350%	9/15/37	946	1,043
	Duke Energy Florida LLC	6.400%	6/15/38	2,008	2,232
	Duke Energy Florida LLC	5.650%	4/1/40	1,534	1,585
	Duke Energy Florida LLC	3.850%	11/15/42	530	433
	Duke Energy Florida LLC	3.400%	10/1/46	2,271	1,683
	Duke Energy Florida LLC	4.200%	7/15/48	2,044	1,725
	Duke Energy Florida LLC	3.000%	12/15/51	711	482
	Duke Energy Florida LLC	5.950%	11/15/52	2,315	2,512
	Duke Energy Indiana LLC	6.120%	10/15/35	1,256	1,321
	Duke Energy Indiana LLC	6.350%	8/15/38	968	1,082
	Duke Energy Indiana LLC	6.450%	4/1/39	1,295	1,426
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,802	1,697
	Duke Energy Indiana LLC	3.750%	5/15/46	536	416
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	1,047	740
	Duke Energy Indiana LLC	2.750%	4/1/50	1,332	846
	Duke Energy Ohio Inc.	3.700%	6/15/46	829	622
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,077	896
	Duke Energy Ohio Inc.	5.650%	4/1/53	2,470	2,517
	Duke Energy Progress LLC	6.300%	4/1/38	1,144	1,252
	Duke Energy Progress LLC	4.100%	5/15/42	1,774	1,500
	Duke Energy Progress LLC	4.100%	3/15/43	634	533
	Duke Energy Progress LLC	4.375%	3/30/44	1,256	1,092
	Duke Energy Progress LLC	4.150%	12/1/44	1,752	1,456
	Duke Energy Progress LLC	4.200%	8/15/45	815	680
	Duke Energy Progress LLC	3.700%	10/15/46	2,265	1,748
	Duke Energy Progress LLC	3.600%	9/15/47	371	282
	Duke Energy Progress LLC	2.500%	8/15/50	1,389	853
	Duke Energy Progress LLC	2.900%	8/15/51	1,260	826
	Duke Energy Progress LLC	4.000%	4/1/52	2,702	2,177
	Duke Energy Progress LLC	5.350%	3/15/53	4,740	4,744
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	825	657
	El Paso Electric Co.	6.000%	5/15/35	1,300	1,325
	El Paso Electric Co.	5.000%	12/1/44	443	393
	Emera US Finance LP	4.750%	6/15/46	3,894	3,097
	Entergy Arkansas LLC	4.200%	4/1/49	2,723	2,265
	Entergy Arkansas LLC	2.650%	6/15/51	2,830	1,755
	Entergy Arkansas LLC	3.350%	6/15/52	851	602
	Entergy Corp.	3.750%	6/15/50	1,980	1,447
	Entergy Louisiana LLC	3.100%	6/15/41	395	296
	Entergy Louisiana LLC	4.200%	9/1/48	2,439	2,029
	Entergy Louisiana LLC	4.200%	4/1/50	882	730
	Entergy Louisiana LLC	2.900%	3/15/51	3,001	1,969
	Entergy Louisiana LLC	4.750%	9/15/52	2,415	2,192
	Entergy Mississippi LLC	5.000%	9/1/33	1,040	1,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Mississippi LLC	3.850%	6/1/49	2,492	1,924
	Entergy Mississippi LLC	3.500%	6/1/51	406	298
	Entergy Texas Inc.	3.550%	9/30/49	1,965	1,442
	Essential Utilities Inc.	4.276%	5/1/49	1,586	1,276
	Essential Utilities Inc.	3.351%	4/15/50	1,874	1,294
	Essential Utilities Inc.	5.300%	5/1/52	1,993	1,869
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,354	1,135
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,319	1,098
	Evergy Kansas Central Inc.	4.250%	12/1/45	581	478
	Evergy Kansas Central Inc.	3.450%	4/15/50	1,189	861
	Evergy Metro Inc.	5.300%	10/1/41	1,445	1,401
	Evergy Metro Inc.	4.200%	6/15/47	1,215	997
	Evergy Metro Inc.	4.200%	3/15/48	1,841	1,516
[1]	Evergy Metro Inc.	4.125%	4/1/49	2,416	1,953
	Eversource Energy	3.450%	1/15/50	1,552	1,123
[1]	Exelon Corp.	4.950%	6/15/35	1,175	1,132
	Exelon Corp.	5.625%	6/15/35	2,290	2,337
	Exelon Corp.	5.100%	6/15/45	3,143	2,883
	Exelon Corp.	4.450%	4/15/46	3,470	2,925
	Exelon Corp.	4.700%	4/15/50	2,335	2,029
	Exelon Corp.	4.100%	3/15/52	2,647	2,091
	Exelon Corp.	5.600%	3/15/53	1,515	1,497
	Florida Power & Light Co.	5.625%	4/1/34	745	783
	Florida Power & Light Co.	4.950%	6/1/35	3,032	3,029
	Florida Power & Light Co.	5.650%	2/1/37	718	755
	Florida Power & Light Co.	5.950%	2/1/38	1,547	1,675
	Florida Power & Light Co.	5.960%	4/1/39	1,515	1,633
	Florida Power & Light Co.	5.690%	3/1/40	1,025	1,083
	Florida Power & Light Co.	5.250%	2/1/41	2,915	2,922
	Florida Power & Light Co.	4.125%	2/1/42	2,410	2,093
	Florida Power & Light Co.	4.050%	6/1/42	2,202	1,894
	Florida Power & Light Co.	3.800%	12/15/42	1,044	869
	Florida Power & Light Co.	4.050%	10/1/44	845	721
	Florida Power & Light Co.	3.700%	12/1/47	2,176	1,746
	Florida Power & Light Co.	3.950%	3/1/48	3,623	3,019
	Florida Power & Light Co.	4.125%	6/1/48	1,101	938
	Florida Power & Light Co.	3.990%	3/1/49	630	525
	Florida Power & Light Co.	3.150%	10/1/49	1,667	1,202
	Florida Power & Light Co.	2.875%	12/4/51	2,737	1,856
	Florida Power & Light Co.	5.300%	4/1/53	2,500	2,558
[1]	Georgia Power Co.	4.750%	9/1/40	1,301	1,191
	Georgia Power Co.	4.300%	3/15/42	4,335	3,693
	Georgia Power Co.	4.300%	3/15/43	1,458	1,226
[1]	Georgia Power Co.	3.700%	1/30/50	2,465	1,861
[1]	Georgia Power Co.	3.250%	3/15/51	2,304	1,591
	Georgia Power Co.	5.125%	5/15/52	2,695	2,576
	Iberdrola International BV	6.750%	7/15/36	1,646	1,882
[1]	Idaho Power Co.	4.200%	3/1/48	1,345	1,134
[1]	Idaho Power Co.	5.500%	3/15/53	1,525	1,564
	Indiana Michigan Power Co.	6.050%	3/15/37	423	449
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,243	1,076
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	932	711
	Indiana Michigan Power Co.	4.250%	8/15/48	1,166	974
	Indiana Michigan Power Co.	3.250%	5/1/51	585	402
	Indiana Michigan Power Co.	5.625%	4/1/53	1,830	1,869
	Interstate Power & Light Co.	6.250%	7/15/39	587	627
	Interstate Power & Light Co.	3.700%	9/15/46	899	672
	Interstate Power & Light Co.	3.500%	9/30/49	1,513	1,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interstate Power & Light Co.	3.100%	11/30/51	951	625
	ITC Holdings Corp.	5.300%	7/1/43	1,132	1,066
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	903	868
	Kentucky Utilities Co.	5.125%	11/1/40	2,461	2,355
	Kentucky Utilities Co.	4.375%	10/1/45	1,055	883
	Kentucky Utilities Co.	3.300%	6/1/50	1,100	776
	Louisville Gas & Electric Co.	4.250%	4/1/49	3,407	2,834
[1]	MidAmerican Energy Co.	5.750%	11/1/35	1,882	1,996
[1]	MidAmerican Energy Co.	5.800%	10/15/36	1,611	1,727
	MidAmerican Energy Co.	4.800%	9/15/43	2,958	2,764
	MidAmerican Energy Co.	4.400%	10/15/44	2,775	2,460
	MidAmerican Energy Co.	4.250%	5/1/46	1,245	1,064
	MidAmerican Energy Co.	3.650%	8/1/48	1,310	1,023
	MidAmerican Energy Co.	4.250%	7/15/49	1,897	1,630
	MidAmerican Energy Co.	3.150%	4/15/50	2,861	2,034
	MidAmerican Energy Co.	2.700%	8/1/52	655	423
[1]	Mississippi Power Co.	4.250%	3/15/42	1,359	1,131
[1]	Mississippi Power Co.	3.100%	7/30/51	490	325
	National Grid USA	5.803%	4/1/35	387	394
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	947	797
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,210	1,018
[1]	Nevada Power Co.	6.650%	4/1/36	1,665	1,855
[1]	Nevada Power Co.	6.750%	7/1/37	1,607	1,835
[1]	Nevada Power Co.	3.125%	8/1/50	862	594
[1]	Nevada Power Co.	5.900%	5/1/53	1,075	1,166
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	2,510	1,641
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	4,125	3,902
	NiSource Inc.	5.950%	6/15/41	543	552
	NiSource Inc.	5.250%	2/15/43	1,354	1,296
	NiSource Inc.	4.800%	2/15/44	3,011	2,711
	NiSource Inc.	5.650%	2/1/45	1,895	1,895
	NiSource Inc.	4.375%	5/15/47	4,649	3,914
	NiSource Inc.	3.950%	3/30/48	2,257	1,773
	NiSource Inc.	5.000%	6/15/52	948	869
	Northern States Power Co.	6.250%	6/1/36	655	714
	Northern States Power Co.	6.200%	7/1/37	683	741
	Northern States Power Co.	5.350%	11/1/39	1,257	1,275
	Northern States Power Co.	3.400%	8/15/42	1,225	960
	Northern States Power Co.	4.125%	5/15/44	455	390
	Northern States Power Co.	4.000%	8/15/45	1,458	1,198
	Northern States Power Co.	3.600%	5/15/46	2,726	2,116
	Northern States Power Co.	3.600%	9/15/47	1,167	919
	Northern States Power Co.	2.900%	3/1/50	2,182	1,496
	Northern States Power Co.	2.600%	6/1/51	2,024	1,298
	Northern States Power Co.	3.200%	4/1/52	645	461
	Northern States Power Co.	4.500%	6/1/52	2,126	1,908
	Northern States Power Co.	5.100%	5/15/53	1,250	1,223
	NorthWestern Corp.	4.176%	11/15/44	1,169	981
	NSTAR Electric Co.	5.500%	3/15/40	1,451	1,467
	NSTAR Electric Co.	4.400%	3/1/44	957	848
	NSTAR Electric Co.	4.550%	6/1/52	1,500	1,344
	NSTAR Electric Co.	4.950%	9/15/52	1,656	1,589
	Oglethorpe Power Corp.	5.950%	11/1/39	560	556
	Oglethorpe Power Corp.	5.375%	11/1/40	2,180	2,034
	Oglethorpe Power Corp.	4.500%	4/1/47	390	321
	Oglethorpe Power Corp.	5.050%	10/1/48	1,010	890
	Oglethorpe Power Corp.	3.750%	8/1/50	1,466	1,086
	Oglethorpe Power Corp.	5.250%	9/1/50	2,045	1,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Power Co.	4.150%	4/1/48	1,560	1,286
	Ohio Power Co.	4.000%	6/1/49	1,797	1,448
[1]	Ohio Power Co.	2.900%	10/1/51	1,325	872
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,115	907
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	896	694
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	1,150	1,155
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,240	1,527
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,045	1,037
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,352	1,248
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,279	1,295
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	777	633
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,892	1,495
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,725	2,303
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	2,325	1,869
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,630	1,152
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	575	373
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	2,031	1,835
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,470	1,405
[2]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,000	956
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	771	780
	ONE Gas Inc.	4.658%	2/1/44	1,225	1,100
	ONE Gas Inc.	4.500%	11/1/48	1,492	1,279
	Pacific Gas & Electric Co.	4.500%	7/1/40	5,755	4,465
	Pacific Gas & Electric Co.	3.300%	8/1/40	3,604	2,416
	Pacific Gas & Electric Co.	4.200%	6/1/41	3,573	2,658
	Pacific Gas & Electric Co.	3.750%	8/15/42	1,000	681
	Pacific Gas & Electric Co.	4.750%	2/15/44	3,060	2,348
	Pacific Gas & Electric Co.	4.300%	3/15/45	899	641
	Pacific Gas & Electric Co.	3.950%	12/1/47	3,542	2,392
	Pacific Gas & Electric Co.	4.950%	7/1/50	9,239	7,194
	Pacific Gas & Electric Co.	3.500%	8/1/50	5,299	3,303
	Pacific Gas & Electric Co.	5.250%	3/1/52	2,318	1,865
	Pacific Gas & Electric Co.	6.750%	1/15/53	3,243	3,181
	Pacific Gas & Electric Co.	6.700%	4/1/53	3,235	3,154
	PacifiCorp	5.250%	6/15/35	1,782	1,804
	PacifiCorp	6.100%	8/1/36	522	559
	PacifiCorp	5.750%	4/1/37	676	706
	PacifiCorp	6.250%	10/15/37	903	983
	PacifiCorp	6.350%	7/15/38	1,445	1,591
	PacifiCorp	6.000%	1/15/39	1,789	1,871
	PacifiCorp	4.100%	2/1/42	830	702
	PacifiCorp	4.125%	1/15/49	528	436
	PacifiCorp	4.150%	2/15/50	4,393	3,622
	PacifiCorp	3.300%	3/15/51	2,835	2,016
	PacifiCorp	2.900%	6/15/52	1,080	706
	PacifiCorp	5.350%	12/1/53	4,142	4,105
	PacifiCorp	5.500%	5/15/54	3,800	3,835
	PECO Energy Co.	5.950%	10/1/36	548	583
	PECO Energy Co.	4.150%	10/1/44	996	843
	PECO Energy Co.	3.700%	9/15/47	115	90
	PECO Energy Co.	3.900%	3/1/48	2,107	1,727
	PECO Energy Co.	3.000%	9/15/49	879	605
	PECO Energy Co.	2.800%	6/15/50	1,144	751
	PECO Energy Co.	3.050%	3/15/51	610	419
	PECO Energy Co.	2.850%	9/15/51	1,800	1,186
	PECO Energy Co.	4.600%	5/15/52	1,011	917
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	710	623
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	946	678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,269	860
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	1,273	1,157
	Potomac Electric Power Co.	6.500%	11/15/37	1,043	1,172
	Potomac Electric Power Co.	4.150%	3/15/43	1,444	1,249
	PPL Electric Utilities Corp.	5.000%	5/15/33	1,700	1,712
	PPL Electric Utilities Corp.	6.250%	5/15/39	428	466
	PPL Electric Utilities Corp.	4.750%	7/15/43	485	450
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,387	1,170
	PPL Electric Utilities Corp.	4.150%	10/1/45	471	402
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,785	1,484
	PPL Electric Utilities Corp.	4.150%	6/15/48	893	771
	PPL Electric Utilities Corp.	3.000%	10/1/49	1,145	805
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,565	2,578
	Progress Energy Inc.	6.000%	12/1/39	2,252	2,267
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,569	1,718
	Public Service Co. of Colorado	6.500%	8/1/38	802	898
	Public Service Co. of Colorado	3.600%	9/15/42	1,731	1,382
	Public Service Co. of Colorado	4.300%	3/15/44	1,244	1,084
	Public Service Co. of Colorado	3.800%	6/15/47	1,234	980
	Public Service Co. of Colorado	4.100%	6/15/48	675	559
	Public Service Co. of Colorado	4.050%	9/15/49	3,295	2,693
[1]	Public Service Co. of Colorado	3.200%	3/1/50	971	698
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,130	732
[1]	Public Service Co. of Colorado	4.500%	6/1/52	2,872	2,545
	Public Service Co. of Colorado	5.250%	4/1/53	2,200	2,177
	Public Service Co. of New Hampshire	3.600%	7/1/49	760	588
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,669	1,660
[1]	Public Service Co. of Oklahoma	3.150%	8/15/51	1,096	731
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	520	553
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,200	1,227
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,365	1,147
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	928	750
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	430	356
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	2,299	1,840
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	760	590
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,554	1,309
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,363	1,110
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,235	902
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	1,119	802
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,263	835
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	1,130	644
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	2,445	2,423
	Puget Sound Energy Inc.	6.274%	3/15/37	1,307	1,411
	Puget Sound Energy Inc.	5.757%	10/1/39	521	529
	Puget Sound Energy Inc.	5.795%	3/15/40	455	460
	Puget Sound Energy Inc.	5.638%	4/15/41	856	865
	Puget Sound Energy Inc.	4.300%	5/20/45	1,023	853
	Puget Sound Energy Inc.	4.223%	6/15/48	1,984	1,668
	Puget Sound Energy Inc.	3.250%	9/15/49	1,665	1,176
	Puget Sound Energy Inc.	2.893%	9/15/51	750	495
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,080	1,136
	San Diego Gas & Electric Co.	4.500%	8/15/40	711	653
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,035	810
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,325	1,105
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,644	1,342
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,221	876
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	2,490	1,682
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,900	1,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	5.350%	4/1/53	2,650	2,619
	Sempra Energy	3.800%	2/1/38	2,928	2,443
	Sempra Energy	6.000%	10/15/39	1,879	1,907
	Sempra Energy	4.000%	2/1/48	1,892	1,472
	Southern California Edison Co.	6.000%	1/15/34	797	837
[1]	Southern California Edison Co.	5.750%	4/1/35	883	911
[1]	Southern California Edison Co.	5.350%	7/15/35	1,035	1,013
	Southern California Edison Co.	5.625%	2/1/36	634	638
[1]	Southern California Edison Co.	5.550%	1/15/37	971	972
[1]	Southern California Edison Co.	5.950%	2/1/38	2,555	2,641
	Southern California Edison Co.	6.050%	3/15/39	1,679	1,742
	Southern California Edison Co.	5.500%	3/15/40	3,052	2,966
	Southern California Edison Co.	4.500%	9/1/40	1,950	1,683
	Southern California Edison Co.	4.050%	3/15/42	1,272	1,023
[1]	Southern California Edison Co.	3.900%	3/15/43	763	605
	Southern California Edison Co.	4.650%	10/1/43	2,773	2,425
[1]	Southern California Edison Co.	3.600%	2/1/45	2,276	1,660
	Southern California Edison Co.	4.000%	4/1/47	3,732	2,938
[1]	Southern California Edison Co.	4.125%	3/1/48	3,391	2,729
[1]	Southern California Edison Co.	4.875%	3/1/49	1,781	1,589
	Southern California Edison Co.	3.650%	2/1/50	3,288	2,447
[1]	Southern California Edison Co.	2.950%	2/1/51	1,444	930
[1]	Southern California Edison Co.	3.650%	6/1/51	2,601	1,930
	Southern California Edison Co.	3.450%	2/1/52	4,045	2,878
[1]	Southern California Edison Co.	5.450%	6/1/52	645	621
	Southern California Edison Co.	5.700%	3/1/53	1,485	1,478
	Southern California Gas Co.	5.125%	11/15/40	975	945
	Southern California Gas Co.	3.750%	9/15/42	580	457
[1]	Southern California Gas Co.	4.125%	6/1/48	441	356
[1]	Southern California Gas Co.	4.300%	1/15/49	1,527	1,270
[1]	Southern California Gas Co.	3.950%	2/15/50	2,310	1,797
	Southern California Gas Co.	6.350%	11/15/52	3,205	3,543
	Southern Co.	4.250%	7/1/36	1,669	1,491
	Southern Co.	4.400%	7/1/46	6,029	5,051
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	748	759
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,059	873
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	2,240	1,716
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	3,393	2,792
	Southern Power Co.	5.150%	9/15/41	1,769	1,645
	Southern Power Co.	5.250%	7/15/43	765	711
[1]	Southern Power Co.	4.950%	12/15/46	1,546	1,350
	Southwest Gas Corp.	3.800%	9/29/46	1,834	1,339
	Southwest Gas Corp.	4.150%	6/1/49	733	564
	Southwestern Electric Power Co.	6.200%	3/15/40	792	817
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	547	420
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	1,692	1,261
	Southwestern Electric Power Co.	3.250%	11/1/51	1,566	1,032
	Southwestern Public Service Co.	4.500%	8/15/41	535	471
	Southwestern Public Service Co.	3.400%	8/15/46	337	245
	Southwestern Public Service Co.	3.700%	8/15/47	595	452
[1]	Southwestern Public Service Co.	4.400%	11/15/48	1,090	923
	Southwestern Public Service Co.	3.750%	6/15/49	1,298	985
[1]	Southwestern Public Service Co.	3.150%	5/1/50	2,278	1,581
	Spire Missouri Inc.	3.300%	6/1/51	591	413
	Tampa Electric Co.	4.100%	6/15/42	1,095	922
	Tampa Electric Co.	4.300%	6/15/48	1,251	1,043
	Tampa Electric Co.	4.450%	6/15/49	1,967	1,663
	Tampa Electric Co.	3.625%	6/15/50	1,850	1,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa Electric Co.	3.450%	3/15/51	1,410	1,009
	Tampa Electric Co.	5.000%	7/15/52	785	728
	Toledo Edison Co.	6.150%	5/15/37	539	568
	Tucson Electric Power Co.	4.850%	12/1/48	1,445	1,288
	Tucson Electric Power Co.	4.000%	6/15/50	266	207
	Tucson Electric Power Co.	5.500%	4/15/53	2,040	2,006
	Union Electric Co.	5.300%	8/1/37	506	505
	Union Electric Co.	3.900%	9/15/42	520	423
	Union Electric Co.	3.650%	4/15/45	2,402	1,853
	Union Electric Co.	4.000%	4/1/48	2,549	2,067
	Union Electric Co.	3.250%	10/1/49	870	615
	Union Electric Co.	2.625%	3/15/51	1,080	687
	Union Electric Co.	3.900%	4/1/52	1,682	1,355
	Union Electric Co.	5.450%	3/15/53	2,560	2,577
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,262	1,327
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,431	1,508
	Virginia Electric & Power Co.	6.350%	11/30/37	995	1,075
	Virginia Electric & Power Co.	8.875%	11/15/38	2,807	3,767
	Virginia Electric & Power Co.	4.000%	1/15/43	546	445
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	4,130	3,633
	Virginia Electric & Power Co.	4.450%	2/15/44	2,032	1,739
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	4,020	3,283
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,558	1,241
	Virginia Electric & Power Co.	4.600%	12/1/48	1,267	1,110
	Virginia Electric & Power Co.	3.300%	12/1/49	2,390	1,706
	Virginia Electric & Power Co.	2.950%	11/15/51	1,216	797
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	5,190	4,506
	Virginia Electric & Power Co.	5.450%	4/1/53	1,520	1,491
[1]	Washington Gas Light Co.	3.796%	9/15/46	1,313	1,013
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,487	1,107
	Wisconsin Electric Power Co.	5.625%	5/15/33	812	850
	Wisconsin Electric Power Co.	5.700%	12/1/36	415	425
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,050	1,775
	Wisconsin Power & Light Co.	6.375%	8/15/37	706	764
	Wisconsin Power & Light Co.	3.650%	4/1/50	443	333
	Wisconsin Public Service Corp.	3.671%	12/1/42	564	439
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,033	934
	Wisconsin Public Service Corp.	3.300%	9/1/49	2,165	1,544
	Wisconsin Public Service Corp.	2.850%	12/1/51	728	480
	Xcel Energy Inc.	6.500%	7/1/36	1,001	1,087
	Xcel Energy Inc.	3.500%	12/1/49	1,963	1,431
					823,186
Total Corporate Bonds (Cost $7,747,332)					6,563,498

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[6]	Vanguard Market Liquidity Fund (Cost $30,792)	5.125%	307,970	30,791
Total Investments (99.0%) (Cost $7,783,566)				6,599,740
Other Assets and Liabilities—Net (1.0%)				67,577
Net Assets (100%)				6,667,317
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $89,226,000, representing 1.3% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Securities with a value of $619,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	September 2023	19	2,601	(7)

Short Futures Contracts
Long U.S. Treasury Bond	September 2023	(4)	(513)	—
Ultra 10-Year U.S. Treasury Note	September 2023	(87)	(10,480)	(58)
				(58)
				(65)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,451	—	5,451
Corporate Bonds	—	6,563,498	—	6,563,498
Temporary Cash Investments	30,791	—	—	30,791
Total	30,791	6,568,949	—	6,599,740

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	65	—	—	65
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.